                                    As filed with the Commission on July 3, 2000
                                                     1933 Act File No. 333-37192

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 2


                              BT INVESTMENT FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-3433
                        (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                 Copies to:     Burton M. Leibert, Esq.
One South Street                                      Willkie Farr & Gallagher
Baltimore, Maryland  21202                            787 Seventh Ave
(Name and Address of Agent                            New York, NY 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)
[ ]  On September 1, 2000 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                       July 3, 2000

BT Pyramid Mutual Funds
Equity Appreciation - Institutional Class


Dear Shareholder,

     I am writing to let you know that a meeting will be held July 27, 2000 for shareholders to vote on an important proposal for Equity Appreciation ("Equity Fund"). As a shareholder in Equity Fund, you have the opportunity to voice your opinion on this matter. This package contains information about the proposal, along with a proxy card for you to vote by mail.

                                 The Proposal
                                 ------------

     We are asking shareholders of Equity Fund to approve an Agreement and Plan of Reorganization between Equity Fund and Mid Cap ("Mid Cap Fund") to allow Equity Fund to transfer all of its assets and liabilities to Mid Cap Fund in exchange for Institutional Class shares of Mid Cap Fund.

                      What this means for your investment

 .  You will receive shares of Mid Cap Fund - Institutional Class in proportion to the value of your shares in Equity Fund.
 .  The transaction will be tax-free for shareholders and for both funds.
 .  Both funds have the same investment objective and investment styles.
 .  Both funds employ the same portfolio management.
 .  The annual fees and expenses will remain the same.
 . The proposed reorganization would allow Equity Fund to benefit from being part of a master-feeder structure. As part of a master-feeder structure, the feeder fund may benefit from economies of scale in portfolio management and administration and the ability to participate in larger securities transactions.

                                  How to vote

     Cast your vote by completing and signing the enclosed proxy card. Please mail your completed and signed proxy as quickly as possible, using the postage-paid envelope provided. You may also vote by calling the toll-free telephone number 1-800-690-6903 or by logging on to the Internet at www.proxy.com.

     Equity Fund's Board of Trustees, whose primary role is to protect your interests as a shareholder, has reviewed the proposal. In the Trustees' opinion, the proposal is fair and reasonable. THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

     PLEASE VOTE! YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.

                                Any questions?

     Please call 1-800-730-1313 if you have any questions about the proposal or voting procedures.


                                   Sincerely,
                                   /s/ Daniel O. Hirsch
                                   --------------------
                                   Daniel O. Hirsch
                                   Secretary

                  Equity Appreciation -- Institutional Class
                     (a series of BT Pyramid Mutual Funds)
                               One South Street
                              Baltimore, MD 21202

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR JULY 27, 2000

This is the formal agenda for a Special Meeting and any adjournments thereof (the "Meeting") of shareholders of your mutual fund. It tells you what matters will be voted on and, in case you want to attend this Meeting in person, the time and place of the Meeting.

To the shareholders of Equity Appreciation -- Institutional Class ("Equity
Fund"):

A Special Meeting of Equity Fund shareholders will be held at One South Street, Baltimore, MD 21202 on July 27, 2000 at 10:30 a.m., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between Equity Fund and Mid Cap ("Mid Cap Fund"). Under this Agreement, Equity Fund would transfer all of its assets to Mid Cap Fund in exchange for Institutional shares of Mid Cap Fund. These shares would be distributed proportionately to you and the other shareholders of Equity Fund. Mid Cap Fund would also assume Equity Fund's stated liabilities. Your Board of Trustees recommends that you vote FOR this proposal.

2.   Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on June 2, 2000, are entitled to vote at the Meeting and any related adjournments thereof.

Whether or not you expect to attend the Meeting, please complete, sign and return the enclosed proxy card. You may also vote by calling the toll-free number on your proxy card or by logging on to the Internet at www.proxyvote.com. If shareholders do not return their proxies in sufficient numbers, Equity Fund will incur additional costs to solicit proxies.



                              By Order of the Board of Trustees,



                              /s/ Daniel O. Hirsch
                              --------------------
                              Daniel O. Hirsch
                              Secretary

July 3, 2000

                              PROXY STATEMENT OF
                  EQUITY APPRECIATION -- INSTITUTIONAL CLASS
                     (a series of BT Pyramid Mutual Funds)

                                PROSPECTUS FOR
                          MID CAP-- INVESTMENT CLASS
                       (a series of BT Investment Funds)

This proxy statement and prospectus set forth concisely the information you should know before voting on the proposed reorganization of Equity Appreciation, One South Street, Baltimore, MD 21202, 1-800-730-1313 ("Equity Fund") into Mid Cap, One South Street, Baltimore, MD 21202, 1-800-730-1313 ("Mid Cap Fund"). Please read it carefully and retain it for future reference.

Both Mid Cap Fund and Equity Fund (each a "Fund" and together the "Funds") are open-end mutual funds investing in stocks and other equity fund securities of medium-sized companies. The investment objective of both Funds is long-term capital growth.

Mid Cap Fund is a "feeder fund" that invests all of its assets in a "master fund," the Capital Appreciation Portfolio, with the same investment objective as Mid Cap Fund. Mid Cap Fund was formerly the Capital Appreciation Fund. The name change is unrelated to the reorganization and was made to reflect the Fund's focus on U.S. mid cap equities. References to Mid Cap Fund also apply to the Capital Appreciation Portfolio where appropriate.

How the Reorganization Will Work

[_]  Mid Cap Fund currently has one class of Investment Class shares.

[_] A new class of Institutional shares of Mid Cap Fund will be created at the time of the reorganization.

[_] Equity Fund will transfer all of its assets to Mid Cap Fund. Mid Cap Fund will assume Equity Fund's stated liabilities.

[_] Mid Cap Fund will issue the Institutional shares to Equity Fund in an aggregate amount equal to the value of the assets it receives, less the stated liabilities it assumes, in the reorganization. These Institutional shares will be distributed to Equity Fund's shareholders in proportion to their holdings in Equity Fund on the reorganization date.

[_] Equity Fund will be liquidated and terminated, and you will be a shareholder of Mid Cap Fund.

[_]  The reorganization will be tax-free for federal income tax purposes.

An investment in Mid Cap Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

====================================================================================================================
                                         Where to Get More Information
====================================================================================================================
  Prospectus of Mid Cap Fund - Investment Class dated         In the same envelope as this proxy statement and
  January 31, 2000.  Equity Fund shareholders will be         prospectus. Incorporated by reference into this proxy
  offered Mid Cap - Institutional Class.                      statement and prospectus.
----------------------------------------------------------
  Mid Cap Fund's annual report to shareholders dated
   September 30, 1999.
====================================================================================================================
  Prospectus of Equity Fund dated January 31, 2000.           On file with the Securities and Exchange Commission
----------------------------------------------------------    ("SEC") and available at no charge by calling
  Equity Fund's annual and semi-annual reports to             1-800-730-1313 or by writing to us at the address
  shareholders dated September 30, 1999 and March 31,         shown below. Incorporated by reference into this
  2000, respectively.                                         proxy statement and prospectus.
----------------------------------------------------------
  A statement of additional information dated June 23,
  2000 contains additional information about both Mid
  Cap Fund and Equity Fund.
----------------------------------------------------------
  Mid Cap Fund's semi-annual report to shareholders
  dated March 31, 2000.
====================================================================================================================
To ask questions about this proxy statement and               Call our toll-free telephone number: 1-800-730-1313 or
 prospectus.                                                  write to us at Service Center, P.O. Box 219210, Kansas
                                                              City, MO 64121-9210.
--------------------------------------------------------------------------------------------------------------------

The date of this proxy statement and prospectus is July 3, 2000.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
INTRODUCTION                                                        1

SUMMARY                                                             1

THE REORGANIZATION                                                  5

CAPITALIZATION                                                      9

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES                  9

BOARDS' EVALUATION AND RECOMMENDATION                              10

VOTING RIGHTS AND REQUIRED VOTE                                    10

INFORMATION CONCERNING THE MEETING                                 11

OWNERSHIP OF SHARES OF THE FUNDS                                   12

EXPERTS                                                            13

AVAILABLE INFORMATION                                              13

                            Additional Information

A. Agreement and Plan of Reorganization between Mid Cap Fund and Equity Fund (attached to this proxy statement and prospectus)

B.   Annual report to shareholders dated September 30, 1999 of Mid Cap Fund

C.   Prospectus dated January 31, 2000 of Mid Cap Fund

                                 INTRODUCTION

This proxy statement and prospectus is being used by the Board of Trustees of Equity Fund to solicit proxies to be voted at a Special Meeting or any adjournments thereof (the "Meeting") of shareholders of Equity Fund. This Meeting will be held at One South Street, Baltimore, MD 21202 on July 27, 2000, at 10:30 a.m., Eastern Time. The purpose of the Meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of Equity Fund into Mid Cap Fund. This proxy statement and prospectus and a proxy card are being mailed to Equity Fund's shareholders on or about July 3, 2000.

Who is Eligible to Vote?

Equity Fund shareholders of record on June 2, 2000, are entitled to attend and vote at the Meeting or any adjournments thereof. Each share of Equity Fund outstanding on June 2, 2000, is entitled to one vote. Shares represented by properly executed proxies, or shares voted by telephone or on the Internet, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy card, but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

                                    SUMMARY

The following is a summary. More complete information appears later in this proxy statement and prospectus. You should read the entire proxy statement and prospectus and the enclosed exhibits carefully because they contain details that are not in the summary. The materials in the exhibits and the statements of additional information dated January 31, 2000 for each of Mid Cap Fund and Equity Fund are hereby incorporated by reference into this proxy statement and prospectus.

Comparison of Equity Fund and Mid Cap Fund

==================================================================================================================
                                          Equity Fund                                 Mid Cap Fund
==================================================================================================================
 General                    A diversified series of BT Pyramid Mutual   A diversified series of BT Investment
                            Funds ("Pyramid Trust").  Pyramid Trust     Funds ("Investment Trust").  Investment
                            is an open-end management investment        Trust is an open-end management
                            company organized as a Massachusetts        investment company organized as a
                            business trust.                             Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
 Investment                 Equity Fund is a stand-alone fund and       Mid Cap Fund is a feeder fund in a
 Structure                  invests directly in securities, as          master-feeder structure, which means that
                            described below.                            it invests all of its assets in a master
                                                                        portfolio, the Capital Appreciation
                                                                        Portfolio.  Capital Appreciation
                                                                        Portfolio has the same investment
                                                                        objective as Mid Cap Fund. References to
                                                                        Mid Cap Fund in this proxy statement
                                                                        include Capital Appreciation Portfolio
                                                                        where appropriate.
-------------------------------------------------------------------------------------------------------------------

 Net assets as of
 June 2, 2000               $404,863,017                                $40,704,547
-------------------------------------------------------------------------------------------------------------------
 Investment                 Bankers Trust Company ("BT") is the         BT is the investment adviser of Capital
 Advisers                   investment adviser of Equity Fund.          Appreciation Portfolio.
-------------------------------------------------------------------------------------------------------------------

 Control of investment      BT is an indirect wholly owned subsidiary of Deutsche Bank AG, an international
 advisers                   commercial and investment banking group.
-------------------------------------------------------------------------------------------------------------------
 Portfolio manager          Mary P. Dugan is the portfolio manager for both Funds.
-------------------------------------------------------------------------------------------------------------------

====================================================================================================================
                                           Equity Fund                                 Mid Cap Fund
====================================================================================================================
                                         Investment objective and policies
--------------------------------------------------------------------------------------------------------------------
 Investment                                               Long-term capital growth.
 Objective
--------------------------------------------------------------------------------------------------------------------
 Principal                  Each Fund normally owns stock in approximately 100 medium-sized companies at any one
 Investments                time. They invest principally in stock and other securities with equity characteristics.  They may also invest in convertible securities when it is more advantageous than investing in a company's common stock.

                            Each Fund may also invest up to 25% of its assets in stocks and other securities of companies based outside the United States.  Under normal conditions, this tactic would not comprise a major element of either Fund's strategy.
--------------------------------------------------------------------------------------------------------------------
 Equity Securities          Each Fund may invest in equity and equity-related securities, including common stock, preferred stock, rights and warrants and convertible securities.
--------------------------------------------------------------------------------------------------------------------

 Principal strategies       Each Fund pursues a flexible investment program to achieve its objective.  Neither
                            Fund is restricted to investments in specific market sectors.  The Funds may invest in any market sector and in any size company if BT identifies attractive long-term prospects for capital growth.  Nevertheless, both Funds attempt to match the dollar-weighted average capitalization of the Funds' respective holdings to the midpoint capitalization of the S&P Mid-Cap 400 Index.

                            BT considers many broad factors in assessing a potential candidate for investment for each Fund including:
                            .  competitive position within its industry;
                            .  business prospects;
                            .  management team;
                            .  record of earnings growth;
                            .  underlying asset value relative to industry peers;
                            .  stock price relative to industry peers; and
                            .  existence of reliable and liquid market for shares.
--------------------------------------------------------------------------------------------------------------------
 Other investments
 Illiquid securities        Each Fund may invest up to 15% of its net assets in illiquid securities.
--------------------------------------------------------------------------------------------------------------------
 Investment                 Each Fund may invest in other investment companies to the extent permitted by the
 Companies                  Investment Company Act of 1940, as amended.
--------------------------------------------------------------------------------------------------------------------
 Derivatives                Each Fund may:
                            .  Purchase and sell (write) put and call options on securities, securities indices and currencies.  These options may be traded on exchanges or over-the-counter.
                            .  Enter into futures contracts on securities, securities indices and currencies, and may purchase and write put and call options on these futures contracts.
                            .  Enter into forward contracts on currencies.
                            .  Purchase and write securities and index options for both hedging purposes and non-hedging purposes, but may enter into other options, futures and forward contracts only for hedging purposes.
--------------------------------------------------------------------------------------------------------------------
 Temporary defensive        Each Fund may depart from its principal investment strategies in order to take a
 positions                  temporary defensive position by investing up to 100% of its assets in common stocks of larger companies, fixed income securities or short-term money market securities.
--------------------------------------------------------------------------------------------------------------------
                                              Principal investment risks
--------------------------------------------------------------------------------------------------------------------
 General                    You could lose money on your investment in either Fund.  There is no guarantee that either Fund will achieve its investment objective.
--------------------------------------------------------------------------------------------------------------------

===================================================================================================================
                                     Equity Fund                                 Mid Cap Fund
===================================================================================================================
 Management risk            The value of each Fund's shares depends in part on the ability of BT to assess economic conditions and investment opportunities.  If BT's  judgment about the attractiveness of various investments proves to be incorrect, each Fund may underperform its stated benchmark or competing investments.
-------------------------------------------------------------------------------------------------------------------
 Stock market risk          As with any equity growth fund, the value of your investment in either Fund will fluctuate in response to stock market movements.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.
-------------------------------------------------------------------------------------------------------------------
 Medium-sized company risk  Both Funds' performance may be more volatile because they invest in medium-sized company stocks.  Industry-wide reversals have a greater impact on medium-sized companies because they lack a large company's financial resources. In addition, it may be harder to sell these stocks.
-------------------------------------------------------------------------------------------------------------------
 Foreign investment risk    To the extent either Fund holds shares of companies based outside the U.S., it faces the risks inherent in foreign investing.  Adverse political, economic or social developments as well as incomplete information due to different reporting standards could undermine the value of the Fund's investments or prevent it from realizing its full value.  Also, a decline in foreign currency relative to the value of the U.S.
                            dollar would depreciate the value of the investment to U.S. investors.
-------------------------------------------------------------------------------------------------------------------
                                             Buying, exchanging and redeeming shares
-------------------------------------------------------------------------------------------------------------------
 Net asset value            Each Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for business.  Each Fund's portfolio securities are valued either based on market quotations or, if market quotations are unavailable, at fair value, which involves estimating a security's value based on information other than market quotations.
-------------------------------------------------------------------------------------------------------------------
 Classes of shares          Currently, each Fund only offers one class of shares, which is offered without a sales charge.  This proposed reorganization would create a new Institutional class of
                            Mid Cap Fund.
-------------------------------------------------------------------------------------------------------------------
 Rule 12b-1 and service     Neither Funds' shares are subject to any Rule 12b-1 or service fee.
 fees
-------------------------------------------------------------------------------------------------------------------
 Buying and selling shares  Investors may purchase or redeem shares either from authorized brokers or directly from either Fund.
-------------------------------------------------------------------------------------------------------------------
 Minimum investment         Currently the initial minimum investment    If the proposed reorganization is
 amounts                    for the Fund is $250,000 and the minimum    approved, the minimum investment for the
                            subsequent investment is $25,000.           newly created Institutional Class of Mid
                                                                        Cap Fund will be $250,000 and $25,000 to
                                                                        add to an account.
-------------------------------------------------------------------------------------------------------------------
 Exchanging shares          Each Fund's shares may be exchanged for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of the first exchange).
-------------------------------------------------------------------------------------------------------------------

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Mid Cap Fund or Equity Fund. The table also shows pro forma expenses of shares of Mid Cap Fund following the proposed reorganization.

====================================================================================================================
                                                Mid Cap Fund
Annual Fees and Expenses                     New Institutional     Mid Cap Fund/1/        Equity Fund
For the Year Ended September 30, 1999        Class (pro forma)    Investment Class   Institutional Class

====================================================================================================================
Management fees                                  0.65 %                0.65 %             0.65 %
--------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and/or service fees         None                  None               None
--------------------------------------------------------------------------------------------------------------------
Other expenses                                   0.55 %                1.23 %             0.55 %
--------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses/1/          1.20 %                1.88 %             1.20 %
--------------------------------------------------------------------------------------------------------------------
Less contractual fee waivers or expense
reimbursements                                  (0.20)%               (0.63)%            (0.20)%
--------------------------------------------------------------------------------------------------------------------
Net Expenses/2/                                  1.00 %                1.25 %             1.00 %
--------------------------------------------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both Mid Cap Fund and Capital
Appreciation Portfolio, the master portfolio in which Mid Cap Fund invests its assets. Mid Cap Fund does not currently have an Institutional Class.

/2/ The investment adviser and administrator have contractually agreed for the 16-month period from the Fund's fiscal year-end of September 30, 1999, to waive their fees or reimburse expenses so that Equity Fund's total expenses will not exceed 1.00% and Mid Cap Fund's expenses will not exceed 1.25%. The new Institutional Class of Mid Cap Fund would be subject to the same contractual obligation. BT has agreed to waive its own fees and reimburse other fund operating expenses so that the Institutional Class shares' expenses will not exceed 1.00%.

--------------------------------------------------------------------------------------------------------------------

Expense Example

Hypothetically assume that each Fund's annual return is 5% and that the total annual Fund operating expenses are exactly as described in the Fees and Expenses table. For every $10,000 invested, an investor would have paid the following expenses if an account were closed after the number of years indicated:

===============================================================================================================
Expense                   1 Year                 3 Years                5 Years               10 Years
Example/3/
===============================================================================================================
Mid Cap Fund                $127                   $509                   $937                 $2,132
---------------------------------------------------------------------------------------------------------------
Equity Fund                 $102                   $354                   $634                 $1,431
---------------------------------------------------------------------------------------------------------------
Mid Cap Fund                $102                   $354                   $634                 $1,431
New Institutional
Class (pro forma)
---------------------------------------------------------------------------------------------------------------

/3/ For the first 16 months, the expense example takes into account fee waivers and reimbursements.

The purpose of the table is to assist shareholders in understanding the various costs and expenses that a shareholder in the Funds will bear directly and indirectly both for the current Funds and on a pro forma basis if the proposed reorganization is approved. The example is included solely for illustrative purposes and should not be considered a representation of future performance or expenses. Actual expenses may be higher or lower.


                              THE REORGANIZATION

Terms of the Reorganization

The Board of Trustees of each Fund has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for reorganization on the following terms:

[_] The net asset value of both Funds will be computed as of 4:00 p.m., Eastern Time, on the reorganization date.

[_] The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on August 31, 2000, but may occur on a later date agreed to by the parties.

[_] In the reorganization, Equity Fund will transfer all of its assets to Mid Cap Fund, and in exchange Mid Cap Fund will assume Equity Fund's stated liabilities and issue Institutional Class shares as described below. Mid Cap Fund will then transfer those assets and stated liabilities to Capital Appreciation Portfolio in exchange for a pro rata interest in Capital Appreciation Portfolio.

[_] Mid Cap Fund will issue Institutional shares to Equity Fund in an amount equal to the value of the assets received by Mid Cap Fund, less the stated liabilities assumed by Mid Cap Fund. These shares will immediately be distributed by Equity Fund to Equity Fund's shareholders in proportion to their holdings in Equity Fund on the reorganization date. As a result, shareholders of Equity Fund will become Institutional shareholders of Mid Cap Fund.

[_]  After the reorganization is complete, Equity Fund will be terminated.

The following diagram shows how the reorganization will be carried out.

             ------------------------                                                                     ------------------------
               Equity Fund transfers                                                                             Capital
              its assets and stated                                                                            Appreciation
              liabilities to Mid Cap                                                                        Portfolio receives
                      Fund              ----------------------Mid Cap Fund-------------------------          assets from and
                                                          transfers the Equity Fund                           assumes stated
                                                       assets and stated liabilities to                   liabilities of Equity
                                                        Capital Appreciation Portfolio                             Fund

             ------------------------                                                                     ------------------------
                  Equity Fund                                                                                  Mid Cap Fund
              shareholders receive                                                                          Institutional Class
                  Mid Cap Fund          ----------------------   Equity Fund   --------------------          shares are issued
              Institutional Class                               receives these
                    shares                                        shares and
                                                             distributes them to
                                                               its shareholders
             ------------------------                                                                     ------------------------



Currently, Mid Cap Fund intends to retain most of the portfolio securities and other assets acquired from Equity Fund after the reorganization. The portfolio manager may determine, however, to liquidate individual securities from time to time.

Tax Status of the Reorganization

The reorganization will be tax-free for federal income tax purposes and will not take place unless Equity Fund and Mid Cap Fund receive from Willkie Farr & Gallagher, counsel to both Funds, a satisfactory opinion substantially to the effect that:

[_] The transfer of Equity Fund's assets to Mid Cap Fund in exchange for Institutional shares of Mid Cap Fund and the assumption by Mid Cap Fund of Equity Fund's stated liabilities, followed by the distribution of such shares to Equity Fund's shareholders and the termination of Equity Fund, will be a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

[_] No gain or loss will be recognized by Equity Fund upon (1) the transfer of all of its assets and the assumption of its stated liabilities by Mid Cap Fund as described above or (2) the distribution by Equity Fund of Mid Cap Fund Institutional shares to Equity Fund's shareholders;

[_] No gain or loss will be recognized by Mid Cap Fund upon the receipt of Equity Fund's assets solely in exchange for the issuance of Mid Cap Fund Institutional shares to Equity Fund and the assumption of all of Equity Fund's stated liabilities by Mid Cap Fund;

[_] The basis of the assets of Equity Fund acquired by Mid Cap Fund will be, in each instance, the same as the basis of those assets in the hands of Equity Fund immediately before the transfer;

[_] The tax holding period of the assets of Equity Fund in the hands of Mid Cap Fund will, in each instance, include Equity Fund's tax holding period for those assets;

[_] The shareholders of Equity Fund will not recognize gain or loss upon the exchange of all their shares of Equity Fund solely for Mid Cap Fund Institutional shares as part of the reorganization;

[_] The basis of Mid Cap Fund Institutional shares received by Equity Fund's shareholders in the reorganization will be the same as the basis of the shares of Equity Fund surrendered in exchange;

[_] The tax holding period of Mid Cap Fund Institutional shares received by Equity Fund's shareholders will include, for each shareholder, the tax holding period of the shares of Equity Fund surrendered in exchange, provided that such Equity Fund shares were held as capital assets on the date of the exchange;

[_] No gain or loss will be recognized by Mid Cap Fund upon its contribution of the assets of Equity Fund to Capital Appreciation Portfolio solely in exchange for an interest in Capital Appreciation Portfolio;

[_] No gain or loss will be recognized by Capital Appreciation Portfolio upon the contribution by Mid Cap Fund of the assets of Equity Fund to Capital Appreciation Portfolio solely in exchange for an interest in Capital Appreciation Portfolio;

[_] The basis of Capital Appreciation Portfolio in the assets of Equity Fund contributed to Capital Appreciation Portfolio by Mid Cap Fund will be, in each instance, the same as the basis of those assets in the hands of Mid Cap Fund immediately prior to such contribution;

[_] The tax holding period of Capital Appreciation Portfolio with respect to the assets of Equity Fund contributed by Mid Cap Fund to Capital Appreciation Portfolio will, in each instance, include Equity Fund's and Mid Cap Fund's tax holding periods for such assets;

[_] The basis of the interest in Capital Appreciation Portfolio acquired by Mid Cap Fund as a result of its contribution to Capital Appreciation Portfolio of the assets of Equity Fund will be the same as Mid Cap Fund's basis in such assets; and

[_] The tax holding period of Mid Cap Fund with respect to its interest in Capital Appreciation Portfolio will include Equity Fund's and Mid Cap Fund's tax holding periods for the assets of Equity Fund contributed to Capital Appreciation Portfolio by Mid Cap Fund.

If the reorganization is approved, to qualify as a tax-free reorganization Equity Fund must distribute to its shareholders Equity Fund's net investment income and realized capital gains and losses through the date of the merger, prior to the date of the reorganization. If this distribution were determined as of May 31, 2000, the distribution would be approximately 6.08% of the current net asset value. This is equivalent to $1.33 per share, consisting of short-term gains of $0.62 and long-term gains of $0.71. The amount of the actual distribution per share may vary significantly from this estimate depending primarily upon the extent of gains actually realized when Equity Fund portfolio securities are sold, the extent of losses or credits that offset those gains, and the number of Equity Fund shares outstanding. Stock markets can be volatile, and the amount of the actual distribution per share is likely to fluctuate from the estimated amount as the value of the Equity Fund's holdings change.

As Mid Cap Fund shareholders, former Equity Fund shareholders will become liable for taxes payable on their proportionate share of any taxable income and capital gains recognized by Mid Cap Fund. These may include not only taxable income and gains recognized after the reorganization, but also taxable income and capital gains recognized but not distributed prior to the reorganization and taxable income and capital gains attributable to pre-reorganization periods but not recognized until after the reorganization.

Reasons for the Proposed Reorganization

The Board of Trustees of Equity Fund believes that the proposed reorganization will be advantageous to the shareholders of Equity Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the reorganization at a meeting held on September 8, 1999.

Overlapping Investment Strategy and Market Niche. Equity Fund and Mid Cap Fund have identical investment objectives and investment strategies. The same portfolio management team currently manages both Funds and the same sales force is now marketing both Funds. Because of the confusion that might be caused by offering clients competing mid cap funds, it is not advantageous to operate and market Equity Fund separately from Mid Cap Fund.

Master-Feeder Structure and Greater Diversification. The proposed reorganization would allow Equity Fund to benefit from being part of a master-feeder structure. As part of a master-feeder structure, the feeder fund may benefit from economies of scale in portfolio management and administration and the ability to participate in larger securities transactions. Shareholders of both Funds may be better served by a combined fund offering greater diversification at the portfolio level. To the extent that combining the Funds' assets into a single fund creates a larger asset base, Mid Cap Fund may achieve greater diversification after the reorganization than is currently possible for either Fund. Greater diversification is expected to benefit the shareholders of both Funds because it may reduce the negative effect that the adverse performance of any one security may have on the performance of the entire portfolio.

Investment Performance. Mid Cap Fund shares received in the reorganization will provide Equity Fund's shareholders with substantially the same investment advantages as they currently have at a comparable level of risk. Equity Fund's Board of Trustees also considered the performance history of each Fund, which is shown in the table below. As could be expected, the Funds have performed similarly for the comparable periods. The Trustees further noted that due to the overlapping investment strategy, market niche and the similar marketing channels of these Funds, all shareholders may benefit from the greater diversification and the possibility of reduced expenses due to the combination of the Funds.

=========================================================================================================
                               AVERAGE ANNUAL TOTAL RETURNS/1/
For the Period Ending         Equity Fund - Institutional Class         Mid Cap Fund - Investment Class
 March 31, 2000                     (Inception 10/12/93)                     (Inception 03/09/93)
=========================================================================================================
1 year                                       70.01%                                 70.48%
---------------------------------------------------------------------------------------------------------

3 years                                      40.62%                                 41.01%

---------------------------------------------------------------------------------------------------
5 years                                      28.37%                                 28.26%
---------------------------------------------------------------------------------------------------
Inception                                    22.76%                                 23.61%
---------------------------------------------------------------------------------------------------

/1/ Past performance offers no indication of how the Fund will perform in the future.

Possibility of Reduced Expenses. A combined fund offers economies of scale that may lead to better control over expenses than is currently possible. Both Funds incur substantial costs for accounting, legal, transfer agency, insurance, and custodial and administrative services. As shown in the Fees and Expenses table, the Total Annual Fund Operating Expenses of the new Mid Cap Fund Institutional Class are expected to be the same as those of Equity Fund.

Benefits to Mid Cap Fund. The Board of Trustees of Mid Cap Fund considered that the reorganization presents an excellent opportunity for Mid Cap Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of portfolio securities. This opportunity provides an economic benefit to Mid Cap Fund and its shareholders.

Benefits to Advisers and Other Service Providers. The Board of Trustees of each Fund considered that the Fund's advisers, administrators and distributors would also benefit from the reorganization. For example, the advisers and administrators might function more efficiently and therefore realize cost savings from a consolidated portfolio management effort and from the need to prepare fewer prospectuses, reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit.

Additional Terms of Agreement

Surrender of Share Certificates. Shareholders of Equity Fund whose shares are represented by one or more share certificates should, before the reorganization date, either surrender their certificates to Equity Fund or deliver to Equity Fund a lost certificate affidavit, in the form and accompanied by any surety bonds that Equity Fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered to the transfer agent will be cancelled, will no longer evidence ownership of Equity Fund's shares and, if not otherwise surrendered, will evidence ownership of Mid Cap Fund Institutional shares. Shareholders may not redeem or transfer Mid Cap Fund Institutional shares received in the reorganization until they have surrendered their Equity Fund share certificates or delivered an Affidavit. Mid Cap Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of Equity Fund to consummate the reorganization is subject to the satisfaction of certain conditions under the Agreement (see Agreement, paragraphs 6 and 7).

The obligation of Mid Cap Fund to consummate the reorganization is also subject to the satisfaction of certain conditions under the Agreement, including that Equity Fund has distributed to its shareholders for its taxable year ending on the closing date of the Reorganization: (1) all of its investment company taxable income (prior to reduction by any dividends paid deduction); and (2) all of its net capital gain, after reduction by any capital loss carry forward.

The obligations of both Funds to consummate the reorganization are subject to, among other things, the approval of the Agreement by the necessary vote of the outstanding shares of Equity Fund, in accordance with the provisions of Equity Fund's declaration of trust and by-laws. The Funds' obligations are also subject to several other conditions, including the receipt of all consents, orders and permits necessary to consummate the reorganization and the receipt of a favorable opinion of counsel as to the federal income tax consequences of the reorganization.

Termination of Agreement. Equity Fund or Mid Cap Fund may mutually agree to terminate the Agreement (even if the shareholders of Equity Fund have already approved it) at any time before the reorganization date. Either Fund may also terminate the Agreement if the other Fund has materially breached any representation or warranty agreement contained in the Agreement or if a precedent condition to the obligation of the Fund terminating cannot or will not be met.

Expenses of the Reorganization. Equity Fund and Mid Cap Fund will each bear their own costs of the reorganization. Equity Fund will bear the fees and expenses incurred in connection with its liquidation and termination. These liquidation and termination fees are expected to aggregate approximately $5,000.

                                CAPITALIZATION

The following table sets forth the capitalization of each Fund as of March 31, 2000, and the pro forma combined capitalization of both Funds as if the reorganization had occurred on that date. The table reflects pro forma exchange ratios of approximately 1.422 Mid Cap Fund Institutional shares being issued for each share of Equity Fund shares. If the reorganization is consummated as proposed, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated due to changes in any of a number of factors, including:

[_] The market value of the portfolio securities of both Mid Cap Fund and Equity Fund between March 31, 2000, and the reorganization date.

[_] Changes in the amount of undistributed net investment income and net realized capital gains of Mid Cap Fund and Equity Fund during that period resulting from income and distributions.

[_] Changes in the accrued liabilities of Mid Cap Fund and Equity Fund during the same period.

===========================================================================================================
                                           Mid Cap Fund
Capitalization as                   New Institutional Shares/1/     Mid Cap Fund           Equity Fund
of March 31, 2000                           Pro Forma
===========================================================================================================
Net assets                                $396,439,763              $44,407,694            $352,032,069
-----------------------------------------------------------------------------------------------------------
Net asset value per share                 $      18.08              $     18.08            $      25.71
-----------------------------------------------------------------------------------------------------------
Shares outstanding                          21,928,919                2,456,004              13,694,033
-----------------------------------------------------------------------------------------------------------

/1/ If the reorganization had taken place on March 31, 2000, Equity Fund would have received 19,472,915 Institutional shares of Mid Cap Fund, which would have been available for distribution to the shareholders of Equity Fund.

It is impossible to predict how many Institutional shares of Mid Cap Fund will actually be received and distributed by Equity Fund on the reorganization date. The table should not be relied upon to determine the amount of Mid Cap Fund shares that will actually be received and distributed.

              ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

Both Funds are organized as Massachusetts business trusts. The following table shows where in each Fund's prospectus you can find additional information about the business of that Fund.

==================================================================================================================
        Type of Information                                    Headings in Prospectuses
------------------------------------------------------------------------------------------------------------------
                                                  Equity Fund                            Mid Cap Fund
==================================================================================================================
Risk/return summary                  Overview of Equity Appreciation --     Overview of Mid Cap --Investment
                                     Institutional Class                    Class
------------------------------------------------------------------------------------------------------------------
Investment objectives/goals                                              Goal
------------------------------------------------------------------------------------------------------------------
Principal investment strategies                    Core Strategy, Investment Policies and Strategies
------------------------------------------------------------------------------------------------------------------
Principal risks of investing in       Principal Risks of Investing in the Fund, Who Should Consider Investing in
the Funds: narrative disclosure                                        the Fund
------------------------------------------------------------------------------------------------------------------
Principal risks of investing in                         Total Returns, After Fees and Expenses
the Funds: risk/return bar chart
and table

==================================================================================================================
        Type of Information                                    Headings in Prospectuses
------------------------------------------------------------------------------------------------------------------
                                                  Equity Fund                            Mid Cap Fund
==================================================================================================================
Fee table                                                   Annual Fund Operating Expenses
------------------------------------------------------------------------------------------------------------------
Body of prospectus                         A Detailed Look at Equity              A Detailed Look at Mid Cap
                                      Appreciation -- Institutional Class             --Investment Class
------------------------------------------------------------------------------------------------------------------
Investment objectives, principal         Objective, Strategy, Principal Investments, Investment Process, Risks
investment strategies and related
risks
------------------------------------------------------------------------------------------------------------------
Management: investment                                          Management of the Fund
adviser and portfolio manager
------------------------------------------------------------------------------------------------------------------
Shareholder information:                                  Calculating the Fund's Share Price
Pricing of fund shares
------------------------------------------------------------------------------------------------------------------
Shareholder information:                                    Buying and Selling Fund Shares
Purchase of fund shares
------------------------------------------------------------------------------------------------------------------
Shareholder information:                            Dividends and Distributions, Tax Considerations
Dividends and distributions; tax
consequences
------------------------------------------------------------------------------------------------------------------
Financial highlights                                             Financial Highlights
Information
------------------------------------------------------------------------------------------------------------------

                     BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the Board of Trustees of Equity Fund, including the Trustees who are not "interested persons" of either Fund or any of their advisers ("Independent Trustees"), unanimously approved the reorganization at a meeting held on September 8, 1999. In particular, the Trustees determined that the reorganization was in the best interests of Equity Fund and that the interests of Equity Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the Board of Trustees of Mid Cap Fund, including the Independent Trustees, unanimously approved the reorganization at a meeting held on September 8, 1999. The Board also determined that the reorganization was in the best interests of Mid Cap Fund and that the interests of Mid Cap Fund's shareholders would not be diluted as a result of the reorganization.

--------------------------------------------------------------------------------
Therefore, after careful consideration, the Board of Trustees of Equity Fund, including the Independent Trustees, recommends that the shareholders of Equity Fund vote "FOR" the proposal to approve the Agreement and Plan of Reorganization.
--------------------------------------------------------------------------------

                        VOTING RIGHTS AND REQUIRED VOTE

Each share of Equity Fund outstanding on the Record Date is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of Equity Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of Equity Fund means the vote of the lesser of:

(1) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Equity Fund are represented in person or by proxy, or

(2) more than 50% of the outstanding shares of Equity Fund.

Shares of Equity Fund represented in person or by proxy, including shares that abstain or do not vote on the proposal, will be counted for purposes of determining whether there is a quorum at the Meeting or any adjournment thereof. These include proxies submitted by a broker or a nominee holding shares in "street name" who indicates on the proxy card that it does not have discretionary authority to vote on the proposal. Because abstentions and broker non-votes are treated as shares present but not voting, an abstention from voting or a "broker non-vote" has the same effect as a vote against the proposal.

Provided that they are not otherwise represented in person or by proxy, BT will vote any shares in accounts as to which (i) it has investment authority and discretionary authority to vote; (ii) it is the owner of record but does not have investment discretion; and (iii) shares in any other accounts as to which BT is the agent of record. These shares will be voted by BT for, against, or abstaining, in the same proportion as the votes cast by holders of all shares in the Equity Fund otherwise represented at the Meeting. This practice is commonly referred to as "mirror" or "echo" voting.

If the required approval of shareholders is not obtained, Equity Fund will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action, if any, may be appropriate.

                      INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, through the Internet or in person by the Trustees, officers and employees of Equity Fund or by personnel of BT or ICC Distributors, Inc., the distributor of Equity Fund's shares.

Revoking Proxies

An Equity Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

[_] By filing a written notice of revocation with Equity Fund's transfer agent, or

[_] By returning before the time of the Meeting a duly executed proxy with a later date than the proxy being revoked, or

[_] If a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of Equity Fund at the Meeting at any time before the proxy is voted.

Simply attending the Meeting without voting, however, will not revoke a previously executed and returned proxy.

If you hold your shares in "street name" and have instructed a broker to vote your shares, you must follow the directions received from your broker on revoking your proxy.

Outstanding Shares and Quorum

As of June 2, 2000, 17,054,044.538 shares of Equity Fund were outstanding. Only shareholders of record on June 2, 2000 (the "Record Date") are entitled to notice of and to vote at the Meeting and any adjournments thereof. A majority of the outstanding shares of Equity Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

Equity Fund's Board of Trustees knows of no business to be presented for consideration at the Meeting other than the proposal. If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of Equity Fund's shares present in person or by proxy at the session of the Meeting to be adjourned. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone and Internet Voting

Equity Fund may record votes over the telephone or through the Internet. In doing so, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted over the telephone or through the Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

                       OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the Funds, as of June 2, 2000, the following persons owned, of record or beneficially, 5% or more of the outstanding shares of Mid Cap Fund and Equity Fund (before the reorganization) and would own (after the reorganization), 5% or more of the outstanding shares of Mid Cap Fund.

====================================================================================================================
   Names and Addresses of                                       Mid Cap Fund                  Mid Cap Fund
    Owners Holding More               Equity Fund             Investment Shares           Institutional Shares
     Than 5% of Shares                   Shares            (before reorganization)       (after reorganization)
====================================================================================================================
 Northern Telecom Omnibus
 Account, C/O Bankers Trust
 Co. Attn: John Sawicki,             10,717,125.621                                          15,389,792.39
 MS 3064                                 62.813%                                                57.100%
 34 Exchange Place 6/th/ Floor
 Jersey City, NJ 07302-3985
--------------------------------------------------------------------------------------------------------------------
 Bankers Trust Co. as Trustee
 for Westinghouse Savannah
 River Inc., Savings and              2,806,549.828                                          4,030,205.553
 Investment Plan                         16.449%                                                14.953%
 34 Exchange Place MS 3064
 Jersey City, NJ 07302-3885
--------------------------------------------------------------------------------------------------------------------
 Charles Schwab & Co.
 Omnibus Account
 Attn: Mutual Fund Acct               1,026,213.289                                          1,473,642.283
 Mgmt Team                                6.015%                                                 5.467%
 101 Montegomery Street 333-8
 San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------
 Bankers Trust Company
 FBO 2245354040
 PO Box 9005                                                     126,814.912                   126,814.912
 Church Street Station                                              5.15%                        0.470%
 New York, NY 10008
--------------------------------------------------------------------------------------------------------------------

As of June 2, 2000, the table reflects pro forma exchange ratios of approximately 1.436 Mid Cap Fund Institutional Class shares being issued for each Equity Fund share. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios as previously discussed.

As of June 2, 2000, the Trustees and Officers of Equity Fund and Mid Cap Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective Funds.

                                    EXPERTS

The financial statements and the financial highlights of Equity Fund as of September 30, 1999, and for each of the periods then ended, and of Mid Cap Fund as of September 30, 1999, and for each of the periods then ended, are incorporated by reference into this proxy statement and prospectus. These financial statements and highlights for each of Equity Fund and Mid Cap Fund have been audited by PricewaterhouseCoopers LLP, independent accountants for each Fund, as stated in the reports appearing in the respective Annual Report to shareholders that are incorporated by reference in the related statements of additional information. These financial statements and highlights are included in reliance upon the reports given upon the authority of such firm as an expert in accounting and auditing.


                             AVAILABLE INFORMATION

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the Securities and Exchange Commission (the "Commission"). These reports, proxy statements and other information filed by the Funds can be inspected and copied (at prescribed rates) at the public reference facilities of the Commission at 450 Fifth Street, NW, Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois) and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of such material can also be obtained by e-mail at publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services of the Commission at 450 Fifth Street, NW, Washington, D.C. 20549-0102, at prescribed rates. For information on the Public Reference Section, call the Commission at 1-202-942-8090. In addition, copies of these documents may be viewed on-screen or downloaded from the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

                                                                       Exhibit A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____th day of __________, 2000, among (i) BT Investment Funds (the "Investment Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at One South Street, Baltimore, Maryland 21202, on behalf of Mid Cap (the "Acquiring Fund"), a series of the Investment Trust, and (ii) BT Pyramid Mutual Funds (the "Pyramid Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at One South Street, Baltimore, Maryland 21202, on behalf of Equity Appreciation (the "Acquired Fund"), a series of Pyramid Trust.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (a) the issuance of Institutional shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (b) the assumption by the Acquiring Fund of certain scheduled liabilities of the Acquired Fund, and (ii) the distribution by the Acquired Fund, on the Closing Date herein referred to or as soon thereafter as conveniently practicable, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund and the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Reorganization is intended to qualify as a reorganization within the meaning of Section 368(a) of the Code;

     WHEREAS, the Investment Trust and the Pyramid Trust are each registered open-end management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

     WHEREAS, the Board of Trustees of Pyramid Trust has determined that the exchange of all of the assets and certain liabilities of the Acquired Fund for shares of the Acquiring Fund is in the best interests of the Acquired Fund shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     WHEREAS, the Board of Trustees of Investment Trust has determined that the exchange of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain of the liabilities of the Acquired Fund is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR INSTITUTIONAL CLASS SHARES OF THE ACQUIRING FUND AND ASSUMPTION OF THE ACQUIRED FUND'S SCHEDULED LIABILITIES AND LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets to the Acquiring Fund as set forth in paragraph 1.2 free and clear of all liens and encumbrances, and the Acquiring Fund agrees in exchange therefor: (i) to issue and deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the net assets of the Acquired Fund transferred to the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner as of the time and date set forth in paragraph 2.2; and (ii) to assume certain scheduled liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of the property of the Acquired Fund, including, without limitation, all good will, all interests in the name of the Acquired Fund, all other intangible property and all books and records of the Acquired Fund.

           (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (in the ordinary course of its business, except to the extent sales may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 7.6 hereof ) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     1.3. The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Acquired Fund prepared by Bankers Trust Company, as administrator of the Acquired Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, not reflected thereon.

     1.4. On the Closing Date or as soon thereafter as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to names of the shareholders of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates, if any, representing interests in the shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 1.1. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. The Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

     1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

     1.8. The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated under the laws of the Commonwealth of Massachusetts and in accordance with its governing documents.

2.   VALUATION

     2.1. The value of the assets of the Acquired Fund to be transferred, and liabilities of the Acquired Fund to be assumed, hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then current prospectus or statement of additional information of the Acquiring Fund.

     2.2. The net asset value of the Acquiring Fund Shares shall be the value computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the then current prospectus or statement of additional information of the Acquiring Fund.

     2.3. All computations of value shall be made by Bankers Trust Company ("Bankers Trust") in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be ____________ 2000, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at the offices of Deutsche Asset Management, One South Street, Baltimore, Maryland 21202, or at such other time and/or place as the parties may agree.

     3.2. The custodian for the Acquired Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

     3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Investment Trust or the Pyramid Trust shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the parties hereto is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4. The Acquired Fund shall deliver to the Acquiring Fund at the Closing a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding full and fractional shares owned by each such shareholder immediately prior to the Closing, certified on behalf of the Acquired Fund by the President or a Vice President of the Pyramid Trust. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Pyramid Trust on behalf of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Pyramid Trust and the Acquired Fund represent and warrant to the Investment Trust and the Acquiring Fund as follows:

     (a) The Acquired Fund is a series of the Pyramid Trust, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Pyramid Trust is a registered open-end investment management company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

     (c) The Pyramid Trust is not, and the execution, delivery and performance of this Agreement with respect to the Acquired Fund will not result, in a material violation of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Pyramid Trust is a party or by which it is bound;

     (d) The Pyramid Trust has no material contracts or other commitments (other than this Agreement) with respect to the Acquired Fund which will be terminated with liability to the Pyramid Trust or to the Acquired Fund prior to the Closing Date;

     (e) No material litigation or administrative proceeding or investigation of the same, before any court or governmental body, is presently pending or, to the best of its knowledge, threatened against the Pyramid Trust with respect to the Acquired Fund or any of the Acquired Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Fund. The Pyramid Trust and the Acquired Fund know of no facts which might form the basis for the institution of such proceedings and neither the Pyramid Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Pyramid Trust's ability to consummate the transactions herein contemplated;

     (f) The Statement of Assets and Liabilities of the Acquired Fund as of September 30, 1999, has been audited by PricewaterhouseCoopers LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (copies of which have been furnished to each of the other parties hereto) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein;

     (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by each of the other parties hereto. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquired Fund shall not constitute a material adverse change;

     (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to have been filed by such dates shall ave been filed, and all federal and other taxes shown as due on such returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such for its final taxable year ending on the Closing Date;

     (j) For each taxable year of its operation, the Acquired Fund has met the requirements of Section 851(g) of the Code for qualification and treatment as a separate corporation and will qualify and be treated as such for its final taxable year ending on the Closing Date;

     (k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

     (l) At the Closing Date, the Pyramid Trust with respect to the Acquired Fund, will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Fund;

     (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Pyramid Trust's Board of Trustees on behalf of the Acquired Fund, and, subject to the approval of the Acquired Fund shareholders, assuming due authorization, execution and delivery by the Investment Trust on behalf of the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Pyramid Trust with respect to the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The information to be furnished by the Pyramid Trust on behalf of the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

     (o) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the registration statement on Form N-14 of the Acquiring Fund (the "Registration Statement") (other than information therein that relates to the Acquiring Fund and supplied in writing by the Acquiring Fund for inclusion therein) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading;

     (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Pyramid Trust on behalf of the Acquired Fund of the transactions contemplated by this Agreement;

     (q) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund; and

     (r) The prospectus of the Acquired Fund dated January 31, 2000, and any amendments or supplements thereto, previously furnished to the Acquiring Fund, does not contain any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

4.2. The Investment Trust and the Acquiring Fund represent and warrant to Pyramid Trust and the Acquired Fund as follows:

     (a) The Acquiring Fund is a series of the Investment Trust, which is a business trust, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Investment Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

     (c) The current prospectus of and statement of additional information of the Investment Trust on behalf of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (d) The Investment Trust has, and at the Closing Date will have, good and marketable title to the Acquiring Fund's assets;

     (e) The Investment Trust is not, and the execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will not result, in a material violation of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Investment Trust is a party or by which it is bound;

     (f) No material litigation or administrative proceeding or investigation of the same, before any court or governmental body, is presently pending or, to the best of its knowledge, threatened against the Investment Trust with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Fund. The Investment Trust and the Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and neither the Investment Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Investment Trust's ability on behalf of the Acquiring Fund to consummate the transactions contemplated herein;

     (g) The Statement of Assets and Liabilities of the Acquiring Fund as of September 30, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (copies of which have been furnished to each of the other parties hereto) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

     (h) Since September 30, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund shall not constitute a material adverse change;

     (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to have been filed by such dates shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (j) For each taxable year of its operations, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such on the Closing Date;

     (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Section 851(g) of the Code for qualification and treatment as a separate corporation and will qualify and be treated as such on the Closing Date;

     (l) At the date hereof, all issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund;

     (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Investment Trust's Board of Trustees on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Pyramid Trust on behalf of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Investment Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable;

     (o) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (p) The information contained in the Proxy Statement and in the Registration Statement (other than information therein that relates to the Acquired Fund and supplied in writing by the Acquired Fund for inclusion therein) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; and

     (q) The Investment Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the Closing Date.

5.   COVENANTS OF EACH OF THE PARTIES

     5.1. The Pyramid Trust, on behalf of the Acquired Fund, will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 7.6 hereof), in each case payable either in cash or in additional shares.

     5.2. The Investment Trust, on behalf of the Acquiring Fund, will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable, in each case payable either in cash or in additional shares.

     5.3. The Pyramid Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

     5.6. Subject to the provisions of this Agreement, the Pyramid Trust, on behalf of the Acquired Fund, and the Investment Trust, on behalf of the Acquiring Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Pyramid Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the Treasurer of the Pyramid Trust.

     5.8. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in the Registration Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING
     FUND

The obligations of the Funds to consummate the transactions provided for herein shall be subject, at their election, to the performance by each Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1. All representations and warranties made in this Agreement by or on behalf of the Funds shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities showing the federal tax basis and holding periods as of the Closing Date, certified by Pyramid Trust's Treasurer or Assistant Treasurer on behalf of the Acquired Fund; and

     6.3. Pyramid Trust on behalf of the Acquired Fund and Investment Trust on behalf of the Acquiring Fund shall have delivered to the Acquiring Fund and the Acquired Fund, respectively, on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the respective Funds and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by or on behalf of each Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

  7.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES
If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     7.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Pyramid Trust's Declaration of Trust and By-laws and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, no party hereto may waive the conditions set forth in this paragraph 7.1;

     7.2. On the Closing Date, no action, suit or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     7.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any party hereto, provided that any party may for itself waive any of such conditions;

     7.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     7.5. The Acquired Fund shall have distributed to its shareholders all of its investment company taxable income, as defined in Section 852(b)(2) of the Code (prior to reduction by any dividends paid deduction), and all of its net capital gain, as such term is used in Section 852(b)(3)(C) of the Code, after reduction by any capital loss carryforward, and all of the excess of (1) its interest income excludable from gross income under Section 103(a) of the Code over (2) the deductions disallowed under Sections 265 and 171(a)(2) of the Code, in each case for its taxable year ending on the Closing Date.

     7.6. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to the Investment Trust and the Pyramid Trust with respect to the relevant Merging Fund and satisfactory to Daniel O. Hirsch, as Secretary of the Merging Funds, substantially to the effect that for federal income tax purposes:

          (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of certain scheduled Acquired Fund liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their Acquired Fund shares of beneficial interest and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of
     Section 368(b) of the Code;

          (b) No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of certain scheduled Acquired Fund liabilities by the Acquiring Fund and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

          (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund

     Shares to the Acquired Fund and the assumption of certain scheduled Acquired Fund liabilities by the Acquiring Fund;

          (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

          (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include Acquired Fund's tax holding period for those assets;

          (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

          (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor;

          (h) The tax holding period of Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor, provided that such Acquired Fund shares were held as capital assets on the date of the exchange;

          (i) No gain or loss will be recognized by the Acquiring Fund upon its contribution of the assets of the Acquired Fund to the Capital Appreciation Portfolio solely in exchange for an interest in the Capital Appreciation Portfolio;

          (j) No gain or loss will be recognized by the Capital Appreciation Portfolio upon the contribution by the Acquiring Fund of the assets of the Acquired Fund to the Capital Appreciation Portfolio solely in exchange for an interest in the Capital Appreciation Portfolio;

          (k) The basis of the Capital Appreciation Portfolio in the assets of the Acquired Fund contributed to the Capital Appreciation Portfolio by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquiring Fund immediately prior to such contribution;

          (l) The tax holding period of the Capital Appreciation Portfolio with respect to the assets of the Acquired Fund contributed by the Acquiring Fund to the Capital Appreciation Portfolio will, in each instance, include the Acquired Fund's and the Acquiring Fund's tax holding periods for such assets;

          (m) The basis of the interest in the Capital Appreciation Portfolio acquired by the Acquiring Fund as a result of its contribution to the Capital Appreciation Portfolio of the assets of the Acquired Fund will be the same as the Acquiring Fund's basis in such assets; and

          (n) The tax holding period of the Acquiring Fund with respect to its interest in the Capital Appreciation Portfolio will include the Acquired Fund's and the Acquiring Fund's tax holding periods for the assets of the Acquired Fund contributed to the Capital Appreciation Portfolio by the Acquiring Fund.

Notwithstanding anything herein to the contrary, no party hereto may waive in any material respect the conditions set forth in this paragraph 7.6.

     7.7 Each of the Acquiring Fund and the Acquired Fund agrees to make and provide representations with respect to itself that are reasonably necessary to enable Willkie Farr & Gallagher to deliver an opinion substantially as set forth in paragraph 7.6.

8.   BROKERAGE FEES AND EXPENSES

     8.1. Each party hereto represents and warrants to each other party hereto, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     8.2. Shareholders of each of Acquired Fund and Acquiring Fund will bear their respective expenses, if any, incurred in connection with the transactions.

9.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     9.1. The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraphs 4.1 and
4.2 and 5.1 through 5.8 hereof and that this Agreement constitutes the entire agreement between the parties.

     9.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.  TERMINATION

     10.1. This Agreement may be terminated at any time prior to the Closing Date by: (i) the mutual agreement of the Pyramid Trust on behalf of the Acquired Fund and the Investment Trust on behalf of the Acquiring Fund; (ii) any party hereto in the event that the other party hereto shall materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (iii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     10.2. In the event of any such termination, there shall be no liability for damages on the part of any party hereto or their respective Trustees or officers to any other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

11.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Pyramid Trust on behalf of the Acquired Fund and the Investment Trust on behalf of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund shareholders called by the Pyramid Trust pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Pyramid Trust on behalf of the Acquired Fund and the Investment Trust on behalf of the Acquiring Fund at One South Street, Baltimore, MD 21202.

13.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5. It is expressly agreed that the obligations of the Investment Trust and the Pyramid Trust shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the trust property of the Investment Trust or the Pyramid Trust, as the case may be, as provided in the trust instruments of the Investment Trust and the Pyramid Trust, respectively. The execution and delivery of this Agreement has been authorized by the Trustees of each of the Investment Trust and the Pyramid Trust, and this Agreement has been executed by authorized officers of the Investment Trust and the Pyramid Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Investment Trust and the Pyramid Trust, as the case may be, as provided in the Declaration of Trust of the Investment Trust and the Pyramid Trust, respectively.

WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.


Attest:                                     BT INVESTMENT FUNDS on behalf of
                                            MID CAP


By:  __________________________             By:  __________________________
Name:                                       Name:
Title:                                      Title:


Attest:                                     BT PYRAMID FUNDS on behalf of
                                            EQUITY APPRECIATION



By:  __________________________             By:  __________________________
Name:                                       Name:
Title:                                      Title:

                                    MID CAP

                      STATEMENT OF ADDITIONAL INFORMATION

                                 June 23, 2000


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Mid Cap, dated January 31, 2000. This statement of additional information should be read in conjunction with the prospectus.

Additional copies of the prospectus may be obtained by writing to the Fund at the Service Center, P.O. Box 219210, Kansas City, MO, 64121-9210 or by telephoning the Fund toll free at 800-730-1313.

This statement of additional information is accompanied by and incorporates by reference the statement of additional information dated January 31, 2000 of BT Investment Funds on behalf of Mid Cap, and the statement of additional information dated January 31, 2000 of BT Pyramid Mutual Funds on behalf of Equity Appreciation. Mid Cap and Equity Appreciation are referred to collectively as the "Funds".

Mid Cap Fund's semi-annual report to shareholders dated March 31, 2000, is incorporated by reference herein. Equity Appreciation Fund's semi-annual report to shareholders dated March 31, 2000, is incorporated by reference herein.

                         ADDITIONAL INFORMATION ABOUT
                                  MID CAP AND
                              EQUITY APPRECIATION

The following table shows where in each Fund's statement of additional information (SAI) you can find additional information about each Fund.


       TYPE OF INFORMATION                                  HEADINGS IN SAI
-----------------------------------------------------------------------------------------------------------------
                                   BT INVESTMENT FUNDS, MID CAP         BT PYRAMID MUTUAL FUNDS,
                                   Formerly Capital Appreciation Fund   EQUITY APPRECIATION
                                   SAI dated January 31, 2000           Formerly BT Investment Equity
                                                                        Appreciation Fund
                                                                        SAI dated January 31, 2000
-----------------------------------------------------------------------------------------------------------------
Fund history                       ORGANIZATION  OF THE TRUST
-----------------------------------------------------------------------------------------------------------------
Description of each Fund and       INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS:
investments, strategies, policies  Investment Objectives
and risks                          Investment Policies
                                   Futures Contracts and Options on Futures Contracts
                                   Additional Risk Factors
                                   Investment Restrictions

-----------------------------------------------------------------------------------------------------------------
Management of the Funds,           MANAGEMENT OF THE TRUST              MANAGEMENT OF THE TRUST:
including the Board of Trustees,   AND THE PORTFOLIOS:                  Trustees of the Trust
Officers and Trustee compensation  Trustees of the Trust                Officers of the Trust
                                   Trustees of the Portfolio            Trustee Compensation Table
                                   Officers of the Trust and Portfolio
                                   Trustee Compensation Table
-----------------------------------------------------------------------------------------------------------------
Control persons, principal         MANAGEMENT OF THE TRUST              MANAGEMENT OF THE TRUST:
holders of securities and          AND THE PORTFOLIOS:                  Trustee Compensation Table
management ownership               Trustee Compensation Table
-----------------------------------------------------------------------------------------------------------------
Investment advisory and other      MANAGEMENT OF THE TRUST              MANAGEMENT OF THE TRUST:
services: investment adviser,      AND THE PORTFOLIOS:                  Investment Adviser
distributor and other service      Investment Adviser                   Administrator
providers                          Administrator                        Distributor
                                   Distributor                          Service Agent
                                   Service Agent                        Custodian and Transfer Agent
                                   Custodian and Transfer Agent         Use of Name
                                   Banking Regulatory Matters           Banking Regulatory Matters
                                   Counsel and Independent              Counsel and Independent
                                   Auditors                             Auditors
-----------------------------------------------------------------------------------------------------------------
Brokerage allocation and other     INVESTMENT OBJECTIVE,                INVESTMENT OBJECTIVE,
Practices                          POLICIES AND RESTRICTIONS:           POLICIES AND RESTRICTIONS:
                                   Portfolio Transactions and           Brokerage Commissions
                                   Brokerage Commissions
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest      ORGANIZATION OF THE TRUST
-----------------------------------------------------------------------------------------------------------------
Purchase, redemption and pricing   VALUATION OF SECURITIES;             VALUATION OF SECURITIES;
of shares                          REDEMPTIONS AND                      REDEMPTIONS AND PURCHASES
                                   PURCHASES IN-KIND:                   IN-KIND:
                                   Purchase of Shares                   Purchase of Shares
                                   Redemption of Shares                 Redemption of Shares
                                   Redemptions and Purchases In-
                                   Kind
                                   Trading in Foreign Securities
-----------------------------------------------------------------------------------------------------------------

TYPE OF INFORMATION                                              HEADINGS IN SAI
----------------------------------------------------------------------------------------------------------------
                                  BT INVESTMENT FUNDS, MID CAP             BT PYRAMID MUTUAL FUNDS,
                                  SAI dated January 31, 2000               EQUITY APPRECIATION
                                                                           SAI dated January 31, 2000
----------------------------------------------------------------------------------------------------------------
Taxation of the Funds             TAXATION:                                TAXATION:
                                  Dividends and Distributions              Dividends and Distributions
                                  Taxation of the Fund                     Taxation of the Fund
                                  Taxation of the Portfolios               Foreign Securities
                                  Foreign Securities                       Other Taxation
                                  Other Taxation
----------------------------------------------------------------------------------------------------------------
Calculation of performance data   PERFORMANCE INFORMATION:
                                  Standard Performance Information
                                  Comparison of Fund Performance
                                  Economic and Market Information
----------------------------------------------------------------------------------------------------------------
Financial statements              FINANCIAL STATEMENTS:
                                  This section incorporates by reference Investment Equity Appreciation's and
                                  Mid Cap's annual report each dated September 30, 1999.
----------------------------------------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

  The financial highlights table for Mid Cap, which is intended to help you understand Mid Cap's financial performance for the past five years, is included in Mid Cap's prospectus dated January 31, 2000, which is included herewith and incorporated herein by reference.

                         Pro Forma Financial Statements


Pro Forma Combined Statement of Net Assets
For the Year Ended September 30, 1999                                                                     Mid Cap
(Unaudited)                                                                         Pro Forma            Pro Forma
                                           Mid Cap            Equity Fund          Adjustments            Combined
Assets & Liabilities

Investments at Value                       28,740,545          180,427,459                   --          209,168,004

Cash                                               --                   --                   --                   --

Other assets less liabilities                  (8,542)          (8,718,909)             (46,500)  [3]     (8,773,951)
                                      ---------------      ---------------      ---------------      ---------------

Total Net Assets                           28,732,003          171,708,550              (46,500)         200,394,053


Shares Outstanding                          1,945,242            8,536,924            3,090,366   [4]     13,572,532

NAV                                             14.77                20.11                   --                14.77

Statement of Operations
Net Investment Income

Allocated from Mid Cap Portfolio               17,564               --         (981,463) [1]       (963,899)

Dividends                                          --        1,060,541               --           1,060,541
                                         ------------     ------------     ------------        ------------
Total Investment Income                        17,564        1,060,541         (981,463) [1]         96,642
                                         ------------     ------------     ------------        ------------

Expenses:

   Advisory                                        --         (981,463)         981,463  [1]             --

   Administration and Service                (162,423)        (768,495)              --            (930,918)

   Professional Fees                          (32,602)         (37,928)          20,000  [2]        (50,530)

   Printing and Shareholder Rpts              (28,672)         (29,051)              --             (57,723)

   Registration Fees                           (5,466)          (5,044)              --             (10,510)

   Trustees Fees                               (5,271)         (13,081)           2,150  [2]        (16,202)

   Miscellaneous                               (7,561)          (9,144)              --             (16,705)
                                         ------------     ------------     ------------        ------------
Total Expenses                               (241,995)      (1,844,206)       1,003,613          (1,082,588)

Less Fees waived/reimbursed                    79,572          302,505          (22,150) [5]        359,927
                                         ------------     ------------     ------------        ------------

Net Expenses                                 (162,423)      (1,541,701)         981,463            (722,661)
                                         ------------     ------------     ------------        ------------

Expenses in Excess of Income                 (144,859)        (481,160)              --            (626,019)
                                         ------------     ------------     ------------        ------------
Realized & Unrealized Gains
   On Investments

Net Realized Gain from Investment
   Transactions                             8,027,605       36,268,372               --          44,295,977

Net Change in Unrealized Apprec/Deprec      1,426,125       16,844,927               --          18,271,052
                                         ------------     ------------     ------------        ------------
Net Realized & Unrealized Gain On
   Investment                               9,453,730       53,113,299               --          62,567,029
                                         ------------     ------------     ------------        ------------
 Net Increase in Net Assets from
   Operations                               9,308,871       52,632,139               --          61,941,010
                                         ============     ============     ============        ============


[1]Reclassification of Advisory fees which are recorded at the Master level on
 Mid Cap and netted in the Income allocation to the feeder.
[2]Adjustment to eliminate duplication of expenses
[3]Estimated fees for legal, audit, and shareholder reporting associated with the Fund reorganization.
[4]Conversion ratio of 1.362
[5]Pro Forma adjustments will not impact results of operations, as adjustments will reduce the waivers/reimbursements.

Pro Forma Combined Statement of Net Assets
For the 6 months ended March 31, 2000                                                            Mid Cap
(Unaudited)                                                                 Pro Forma           Pro Forma
                                         Mid Cap        Equity Fund        Adjustments          Combined
Assets & Liabilities

Investments at Value                   44,413,470       352,616,707                  --         397,030,177

Cash                                           --                --                  --                  --

Other assets less liabilities              (5,776)         (584,638)            (46,500) [3]       (636,914)
                                      -----------     -------------      --------------        ------------

Total Net Assets                       44,407,694       352,032,069             (46,500)        396,439,763

Shares outstanding                      2,456,004        13,694,033        5,778,881.93  [4]     21,928,919

NAV                                         18.08             25.71                  --               18.08

Statement of Operations
Net Investment Income
Allocated from Mid Cap
Portfolio                                  30,258                --            (793,091) [1]       (762,833)

Dividends                                      --         1,047,214                  --           1,047,214

Total Investment Income                    30,258         1,047,214            (793,091) [1]        284,381
                                      -----------     -------------      --------------        ------------
Expenses:

Advisory                                       --          (793,091)            793,091  [1]             --

Administration and Service               (116,061)         (617,071)                 --            (733,132)

Professional Fees                          (6,881)          (13,337)             10,000  [2]        (10,218)

Printing and Shareholder Rpts              (8,835)           (3,009)                 --             (11,844)

Registration Fees                          (1,382)           (7,126)                 --              (8,508)

Trustees Fees                              (1,995)           (2,150)              1,075  [2]         (3,070)

Miscellaneous                              (1,772)           (1,768)                 --              (3,540)
                                      -----------     -------------      --------------        ------------
Total Expenses                           (136,926)       (1,437,552)            804,166            (770,312)

Less Fees waived/reimbursed                20,865           208,122             (11,075) [5]        217,912
                                      -----------     -------------      --------------        ------------

Net Expenses                             (116,061)       (1,229,430)            793,091            (552,400)
                                      -----------     -------------      --------------        ------------

Expenses in Excess of Income              (85,803)         (182,216)                 --            (268,019)
                                      -----------     -------------      --------------        ------------

  Realized & Unrealized Gains
     On Investments

  Net realized gain from
  invest Transactions                   5,319,828        24,721,772               --         30,041,600
                                      -----------     -------------     ------------      -------------

  Net change in unrealized
  Apprec/Deprec                        10,271,756        78,186,926               --         88,458,682
                                      -----------     -------------     ------------      -------------

  Net realized & unrealized
  gain on invest.                      15,591,584       102,908,698               --        118,500,282
                                      -----------     -------------     ------------      -------------

  Net increase in Net Assets from
 Operations                            15,505,781       102,726,482               --        118,232,263
                                     ============     =============     ============      =============

1 Reclassification of Advisory fees which are recorded at the Master level on Mid Cap and netted in the Income allocation to the feeder.
2   Adjustment to eliminate duplication of expenses
3 Estimated fees for legal, audit, and shareholder reporting associated with the Fund reorganization.
4   Conversion ratio of 1.422
5 Pro Forma adjustments will not impact results of operations, as adjustments will reduce the waivers/reimbursements.

Notes to Pro Forma Financial Statement of
Mid Cap Fund and Equity Appreciation Fund
Unaudited

1.   Basis of Combination
The pro forma combined schedule of assets and liabilities, including pro forma combined schedule of investments, and the related pro forma combined statement of operations reflect the accounts of Mid Cap Fund and Capital Appreciation Portfolio, into which Mid Cap Fund invests all of its investable assets, and Equity Appreciation Fund (collectively the "Funds") for the 12 months ended September 30, 1999 and for the six months ended March 31, 2000.

The pro forma combined financial statements give effect to the proposed transfer of assets and liabilities of the Equity Appreciation Fund in exchange for shares of the Mid Cap Fund. The historical cost of investment securities will be carried forward to the surviving portfolio and the results of operations of the surviving portfolio for pre-combining periods will not be restated. The pro-forma statements reflect expenses of the Funds in carrying out the reorganization under the Plan of Reorganization, and are reflected as an adjustment to accrued liabilities.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Funds.

2.  Pro Forma Operations
The pro forma combined statement of operations assumes historical rates of gross investment income for the investments of the Funds. Accordingly, the combined gross investment income is equal to the sum of each fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined net assets. Pro forma operating expenses include actual expenses of the funds as if the funds had been combined for the entire 12 month period ended September 30, 1999 and the 6 month period ended March 31, 2000.

3.  Surviving Entity
The Mid Cap Fund will be the surviving entity for accounting purposes.

     Pro Forma Combined Schedule of Portfolio Investments
     As of September 30, 1999

---------------------------------------------------------------------------------------------------------------------------------
                                                 Capital Appreciation       Equity Appreciation Fund       Pro Forma Combined
 Description of Securities                            Portfolio

                                            -------------------------------------------------------------------------------------

                                              Shares          Value           Shares         Value       Shares       Value
---------------------------------------------------------------------------------------------------------------------------------
 COMMON  STOCKS - 89.4%
 America's Changing Leisure Time - 10.6%
 Clear Channel Communications, Inc./1/         6,200      $  495,225          42,600     $ 3,402,675      48,800    $ 3,897,900
 Harley-Davidson, Inc.                         9,200         460,575          55,000       2,753,437      64,200      3,214,012
 Hispanic  Broadcasting Corp./1/               6,700         510,037          45,100       3,433,237      51,800      3,943,274
 Mandalay Resort Group, Inc./1/               16,700         329,825         107,900       2,131,025     124,600      2,460,850
 Royal Caribbean Cruises Ltd.                 10,100         454,500          60,200       2,709,000      70,300      3,163,500
 Univision Communications, Inc./1/             9,700         789,337          68,600       5,582,325      78,300      6,371,662
                                                          ----------                     -----------                -----------
                                                           3,039,499                      20,011,699                 23,051,198
                                                          ----------                     -----------                -----------

 America's Industrial Renaissance -                                         America's Industrial
 2.2%                                                                       Renaissance - 2.4%
 Black & Decker Corp.                          4,900         223,869          30,600       1,398,037      35,500      1,621,906
 SPX Corp./1/                                  4,400         399,300          29,100       2,640,825      33,500      3,040,125
                                                          ----------                     -----------                -----------
                                                             623,169                       4,038,862                  4,662,031
                                                          ----------                     -----------                -----------

 Client Server Computing - 6.6%                                             Client Server Computing - 7.5%
 BMC Software, Inc./1/                         1,700         121,656          11,700         837,281      13,400        958,937
 Citrix Systems, Inc./1/                       8,700         538,856          61,200       3,790,575      69,900      4,329,431
 Lexmark Int'l Group, Inc.-Class A/1/          8,000         644,000          54,500       4,387,250      62,500      5,031,250
 Network Appliance, Inc./1/                    8,200         587,325          54,000       3,867,750      62,200      4,455,075
                                                          ----------                     -----------                -----------
                                                           1,891,837                      12,882,856                 14,774,693
                                                          ----------                     -----------                -----------

 Energizing the Globe  - 8.2%                                               Energizing the Globe - 8.7%
 Apache Corp.                                 10,600         457,788          63,400       2,738,088      74,000      3,195,876
 BJ Services Co./1/                           17,100         543,994         102,500       3,260,781     119,600      3,804,775
 Cooper Cameron Corp.                          4,900         184,975          34,200       1,291,050      39,100      1,476,025
 Devon Energy Copr.                            7,200         298,350          42,900       1,777,669      50,100      2,076,019
 Noble Drilling Corp./1/                      15,400         336,875         100,900       2,207,187     116,300      2,544,062
 Sante Fe International Corp.                 13,000         280,312          88,400       1,906,125     101,400      2,186,437
 Smith International, Inc./1/                  6,300         255,150          42,700       1,729,350      49,000      1,984,500
                                                          ----------                     -----------                -----------
                                                           2,357,444                      14,910,250                 17,267,694
                                                          ----------                     -----------                -----------

 Flourishing In The Managed Care                                            Flourishing In The Managed
 Environment -0.9%                                                          Care Environment -1.0%
 Trigon Healthcare, Inc./1/                    9,000         259,875          62,000       1,790,250      71,000      2,050,125
                                                          ----------                     -----------                -----------

 Interactive Media - 4.9%                                                   Interactive Media - 5.3%
 General Instrument Corp./1/                   7,800         375,375          54,900       2,642,063      62,700      3,017,438
 Scientific-Atlanta, Inc.                     13,900         688,919          82,600       4,093,862      96,500      4,782,781
 USA Networks, Inc./1/                         9,100         352,625          60,900       2,359,875      70,000      2,712,500
                                                          ----------                     -----------                -----------
                                                           1,416,919                       9,095,800                 10,512,719
                                                          ----------                     -----------                -----------

Life On The Net - 2.1%                                                      Life On The Net - 2.5%
Etoys, Inc. 1                                  3,600         239,625          25,500       1,697,344      29,100      1,936,969
Infospace.com, Inc. 1                          4,100      $  168,612          27,200     $ 1,118,600      31,300    $ 1,287,212
PSINet, Inc. 1                                 5,700         205,022          39,600       1,424,363      45,300      1,629,385
                                                          ----------                     -----------                -----------
                                                             613,259                       4,240,307                  4,853,566
                                                          ----------                     -----------                -----------

                          Capital Appreciation            Equity Appreciation Fund           Pro Forma Combined
Description of                 Portfolio
 Securities
-----------------------------------------------------------------------------------------------------------------

                         Shares        Value           Shares               Value           Shares      Value
-----------------------------------------------------------------------------------------------------------------
Life Sciences                                        Life Sciences Revolution - 6.2%
 Revolution - 5.9%
Allergan, Inc.            6,800         748,000          40,700            4,477,000        47,500     5,225,000
Genzyme Corp./1/          6,800         306,425          44,500            2,005,281        51,300     2,311,706
Immunex Corp./1/          3,200         138,800          23,600            1,023,650        26,800     1,162,450
Pe Corp.-Pe
 Biosystems Group         7,100         512,975          42,500            3,070,625        49,600     3,583,600
                                      ---------                           ----------                  ----------
                                      1,706,200                           10,576,556                  12,282,756
                                      ---------                           ----------                  ----------

Managing The                                         Managing The Information Age - 7.2%
 Information Age - 6.4%
Flextronics
 International/1/         6,400         372,400          43,100            2,507,881        49,500     2,880,281
Maxim Integrated
 Products, Inc./1/       12,100         763,434          79,100            4,990,716        91,200     5,754,150
Portal Software,
 Inc./1/                  2,800         108,500          19,300              747,875        22,100       856,375
Redback Networks          2,800         302,400          19,600            2,116,800        22,400     2,419,200
Sanmina Corp./1/          3,900         301,762          26,200            2,027,225        30,100     2,328,987
                                      ---------                           ----------                  ----------
                                      1,848,496                           12,390,497                  14,238,993
                                      ---------                           ----------                  ----------

New Consumer - 7.7%                                  New Consumer - 8.1%
Abercrombie & Fitch
 Co.-Class A/1/          10,500         357,656          62,700            2,135,719        73,200     2,493,375
Circuit City Stores,
 Inc.                     7,200         303,750          46,800            1,974,375        54,000     2,278,125
Gucci Group NV            1,665         139,027          11,765              982,378        13,430     1,121,405
Jones Apparel Group,
 Inc./1/                 13,800         396,750          82,300            2,366,125        96,100     2,762,875
Tommy Hilfiger Corp.
 /1/                     10,400         293,150          61,900            1,744,806        72,300     2,037,956
Williams-Sonoma,
 Inc./1/                  7,000         339,938          45,200            2,195,025        52,200     2,534,963
Zale Corp./1/            10,300         394,619          67,300            2,578,431        77,600     2,973,050
                                      ---------                           ----------                  ----------
                                      2,224,890                           13,976,859                  16,201,749
                                      ---------                           ----------                 -----------

New Health Paradigm                                  New Health Paradigm - 4.5%
- 4.3%
IVAX Corp.               28,900         474,850         176,200            2,907,300       205,100     3,382,150
MiniMed, Inc./1/          3,400         334,050          22,400            2,200,800        25,800     2,534,850
Stryker Corp.             8,600         439,675          50,000            2,556,250        58,600     2,995,925
                                      ---------                            ---------                  ----------
                                      1,248,575                            7,664,350                   8,912,925
                                      ---------                            ---------                  ----------

Our Strengthening Financial                              Our Strengthening Financial
Structure - 4.1%                                         Structure - 4.5%
AMBAC Financial Group     2,200         104,225          13,100              620,613        15,300       724,838
Charter One
 Financial, Inc.          9,975         230,672          66,990            1,549,144        76,965     1,779,816
Concord EFS, Inc./1/     14,700         303,188          98,100            2,023,313       112,800     2,326,501
Dime Bancorp, Inc.       12,200         213,500          83,500            1,461,250        95,700     1,674,750
North Fork Bancorp       16,300         317,850         105,300            2,053,350       121,600     2,371,200
                                      ---------                            ---------                  ----------
                                      1,169,435                            7,707,670                   8,877,105
                                      ---------                            ---------                  ----------

Return To Home Ownership -                           Return To Home Ownership - 0.4%
0.4%
Linens `N Things,
 Inc./1/                  3,300         111,375          21,300              718,875        24,600       830,250
                                      ---------                            ---------                  ----------

Special Situations - 9.4%                            Special Situations - 9.9%
Allegheny Energy,
 Inc.                     9,100         289,494          54,600            1,736,962       63,700      2,026,456
American Water Works
 Co., Inc.               11,400     $   329,887          67,900         $  1,964,856       79,300   $  2,294,743
Bowater, Inc.             5,000         262,500          34,700            1,821,750       39,700      2,084,250
Energy East Corp.        12,400         294,500          74,000            1,757,500       86,400      2,052,000
Intuit, Inc./1/           3,800         333,094          25,100            2,200,172       28,900      2,533,266
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Capital Appreciation            Equity Appreciation Fund           Pro Forma Combined
Description of Securities                     Portfolio
                                      ----------------------------------------------------------------------------------------------
                                        Shares         Value          Shares         Value              Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Corp./1/             39,200        720,301           235,300        4,323,637         274,500         5,043,938
Outdoor Systems, Inc./1/                 13,384        478,478            90,062        3,219,716         103,446         3,698,194
                                                  ------------                      -------------                     -------------
                                                     2,708,254                         17,024,593                        19,732,847
                                                  ------------                      -------------                     -------------

Stores Of Value - 3.8%                                                Stores Of Value - 4.2%
BJ's Wholesale Club/1/                   12,700        375,444            88,800        2,625,150         101,500         3,000,594
Family Dollar Stores, Inc.               17,100        361,238           113,200        2,391,350         130,300         2,752,588
TJX Companies, Inc.                      12,200        342,362            80,100        2,247,806          92,300         2,590,168
                                                  ------------                      -------------                     -------------
                                                     1,079,044                          7,264,306                         8,343,350
                                                  ------------                      -------------                     -------------

Telecommunications - 5.8%                                             Telecommunications - 6.5%
American Tower Corp. -Class A            11,600        226,925            76,200        1,490,662          87,800         1,717,587
E-Tek Dynamics, Inc./1/                   2,400        130,200            16,700          905,975          19,100         1,036,175
Global Crossing Ltd./1/                   5,076        134,514            34,304          909,056          39,380         1,043,570
Newbridge Networks Corp./1/               4,500        117,281            30,500          794,906          35,000           912,187
Qwest Communications Int'l, Inc./1/       7,000        206,938            46,400        1,371,700          53,400         1,578,638
Voicestream Wireless Corp. /1/            5,200        320,938            34,300        2,116,953          39,500         2,437,891
Western Wireless Corp. - Class A/1/       5,200        233,188            34,300        1,538,141          39,500         1,771,329
WinStar Communications, Inc./1/           7,600        296,875            52,900        2,066,406          60,500         2,363,281
                                                  ------------                      -------------                     -------------
                                                     1,666,859                         11,193,799                        12,860,658
                                                  ------------                      -------------                     -------------

The Ubiquitous Semiconductor - 6.1%                                   The Ubiquitous Semiconductor - 6.9%
Broadcom Corp. - Class A/1/               1,500        163,500             9,500        1,035,500          11,000         1,199,000
Linear Technology Corp.                   8,400        493,763            55,000        3,232,969          63,400         3,726,732
National Semiconductor Corp./1/           4,800        146,400            34,700        1,058,350          39,500         1,204,750
Novellus Systems, Inc./1/                 4,600        310,212            30,500        2,056,844          35,100         2,367,056
Teradyne, Inc./1/                        11,200        394,800            77,600        2,735,400          88,800         3,130,200
Vitesse Semiconductor Corp./1/            2,900        247,587            20,200        1,724,575          23,100         1,972,162
                                                  ------------                      -------------                     -------------
                                                     1,756,262                         11,843,638                        13,599,900
                                                  ------------                      -------------                     -------------
Total Common Stocks
(cost $20,408,257)                                  25,721,392                        167,331,167                       193,052,559
                                                  ------------                      -------------                     -------------


Short Term Instrument - 16.6%                                         Short Term Instrument - 7.6%
Mutual Fund                                                           Mutual Fund
Institutional Cash Management Fund    4,748,393   $  4,748,393        13,096,292       13,096,292                       17,844,685

Total Investments                                   30,469,785                        180,427,459                      210,897,244
Total Cost                                          25,156,650                        147,410,277                      172,566,927
Net Assets - 100%                                   28,740,572                        171,708,550                      200,449,122
                                                  ============                      =============                     ============

/1/  Non-Income Producing Security.

Pro Forma Combined Schedule of Portfolio Investments
As of March 31, 2000 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------

                                             Capital Appreciation             Equity Appreciation Fund        Pro Forma Combined
Description of Securities                           Portfolio

----------------------------------------------------------------------------------------------------------------------------------
                                           Shares         Value            Shares          Value          Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON  STOCKS - 92.0%
America's Changing Leisure Time - 4.9%
Harley-Davidson, Inc.                        9,600    $     762,000           77,000     $    6,111,875     86,600    $   6,873,875
Hispanic Broadcasting Corp./1/               4,600          520,950           36,500          4,133,625     41,100        4,654,575
Univision Communications, Inc./1/            8,100          915,300           62,200          7,028,600     70,300        7,943,900
                                                      -------------                      --------------               -------------
                                                          2,198,250                          17,274,100                  19,472,350
                                                      -------------                      --------------               -------------

America's Industrial Renaissance -                                         America's Industrial
1.2%                                                                       Renaissance - 1.2%
SPX Corp./1/                                 4,500          512,719           36,000          4,101,750     40,500        4,614,469
                                                      -------------                      --------------               -------------

Client Server Computing - 12.5%                                            Client Server Computing -
                                                                           12.3%
BEA Systems, Inc./1/                        11,400          836,475           86,000          6,310,250     97,400        7,146,725
Citrix Systems, Inc./1/                     16,200        1,073,250          122,400          8,109,000    138,600        9,182,250
Flextronics International Ltd./1/           15,800        1,112,912          126,400          8,903,300    142,200       10,016,212
Mercery Interactive Corp./1/                 8,200          649,850           62,800          4,976,900     71,000        5,626,750
Network Appliance, Inc./1/                  14,800        1,224,700          117,600          9,731,400    132,400       10,956,100
Rational Software./1/                        8,600          657,900           69,100          5,286,150     77,700        5,944,050
                                                      -------------                      --------------               -------------
                                                          5,555,087                          43,317,000                  48,872,087
                                                      -------------                      --------------               -------------

Energizing the Globe - 13.7%                                               Energizing the Globe -13.8%
Apache Corp.                                11,070          550,732           88,720          4,413,820     99,790        4,964,552
BJ Services Co./1/                          14,600        1,078,575          116,700          8,621,212    131,300        9,699,787
Cooper Cameron Corp.                         8,900          595,187           71,100          4,754,812     80,000        5,349,999
Devon Energy Copr.                           7,200          349,650           53,300          2,588,381     60,500        2,938,031
Dynery, Inc./1/                             16,204        1,016,801          130,179          8,168,732    146,383        9,185,533
Montana Power Co./1/                        11,400          729,600           91,700          5,868,800    103,100        6,598,400
Noble Drilling Corp./1/                     16,490          683,304          132,140          5,475,551    148,630        6,158,855
Santa Fe International Corp.                13,600          503,200          108,900          4,029,300    122,500        4,532,500
Smith International, Inc./1/                 7,400          573,500           59,400          4,603,500     66,800        5,177,000
                                                      -------------                      --------------               -------------
                                                          6,080,549                          48,524,108                  54,604,657
                                                      -------------                      --------------               -------------

Interactive Media - 3.6%                                                   Interactive Media - 3.6%
Charter Communications/1/                    8,000          114,625           60,200            862,553     68,200          977,178
Scientific-Atlanta, Inc.                    16,400        1,040,375          131,800          8,361,062    148,200        9,401,437
USA Networks, Inc./1/                       19,300          435,456          155,000          3,497,187    174,300        3,932,643
                                                      -------------                      --------------               -------------
                                                          1,590,456                          12,720,802                  14,311,258
                                                      -------------                      --------------               -------------

Life On The Net - 3.4%                                                     Life On The Net - 3.4%
Art Technology Group /1/                     3,200          210,200           25,000          1,642,187     28,200        1,852,387
Broadvision, Inc./1/                         5,300          237,837           42,400          1,902,700     47,700        2,140,537
Infospace.com, Inc./1/                       6,500          945,344           50,700          7,373,681     57,200        8,319,025
Vignette Corp./1/                              800          128,200            6,700          1,073,675      7,500        1,201,875
                                                      -------------                      --------------               -------------
                                                      $   1,521,581                      $   11,992,243                  13,513,824
                                                      -------------                      --------------               -------------

Life Sciences Revolution - 9.6%                                       Life Sciences Revolution -  9.6%

----------------------------------------------------------------------------------------------------------------------------------

                                             Capital Appreciation             Equity Appreciation Fund        Pro Forma Combined
Description of Securities                           Portfolio

                                           ----------------------------------------------------------------------------------------
                                           Shares         Value            Shares          Value          Shares           Value
-----------------------------------------------------------------------------------------------------------------------------------
Abgenix, Inc./1/                                600      $    82,875         4,500      $    621,563         5,100    $     704,438
Alkermes, Inc./1/                             1,900          175,750        14,900         1,378,250        16,800        1,554,000
Immunex Corp./1/                             18,300        1,160,906       147,000         9,325,312       165,300       10,486,218
Invitrogen, Corp./1/                          5,000          290,312        40,300         2,339,919        45,300        2,630,231
Medimmune, Inc./1/                            4,000          696,500        31,900         5,554,587        35,900        6,251,087
Nanogen, Inc./1/                              2,500           85,000        19,700           669,800        22,200          754,800
Pe Corp.-Pe Biosystems Group                 14,400        1,389,600       110,400        10,653,600       124,800       12,043,200
Qiagen NV/1/                                  1,500          204,000        12,300         1,672,800        13,800        1,876,800
Techne Corp./1/                               2,900          200,100        23,300         1,607,700        26,200        1,807,800
                                                         -----------                    ------------                  -------------
                                                           4,285,043                      33,823,531                     38,108,574
                                                         -----------                    ------------                  -------------

Managing The Information Age-                                              Managing The Information Age-
8.0%                                                                       8.1%
Aether Systems, Inc./1/                         700          127,050         5,800         1,052,700         6,500        1,179,750
Alteon Websystems, Inc./1/                    5,500          451,000        44,100         3,616,200        49,600        4,067,200
Brocade Communications, Inc./1/               4,900          878,631        38,900         6,975,256        43,800        7,853,887
Cobalt Networks, Inc./1/                      2,100           98,700        16,700           784,900        18,800          883,600
OTG Software, Inc./1/                         3,300          133,031        26,300         1,060,219        29,600        1,193,250
Portal Software, Inc./1/                     13,000          740,187       104,400         5,944,275       117,400        6,684,462
Redback Networks/1/                           3,200          959,800        25,900         7,768,381        29,100        8,728,181
Verisign, Inc./1/                             1,000          149,500         8,300         1,240,850         9,300        1,390,350
                                                         -----------                    ------------                  -------------
                                                           3,537,899                      28,442,781                     31,980,680
                                                         -----------                    ------------                  -------------

New Consumer- 2.5%                                                         New Consumer- 2.6%
Circuit City Stores, Inc.                     7,200          438,300        58,000         3,530,750        65,200        3,969,050
Gucci Group NV                                1,765          156,975        14,165         1,259,800        15,930        1,416,775
Zale Corp./1/                                11,300          533,219        89,600         4,228,001       100,900        4,761,220
                                                         -----------                    ------------                  -------------
                                                           1,128,494                       9,018,551                     10,147,045
                                                         -----------                    ------------                  -------------

New Health Paradigm - 2.4%                                                 New Health Paradigm - 2.4%
IVAX Corp.                                   39,000        1,062,750       312,500         8,515,625       351,500        9,578,375

Our Strengthening Financial                                                Our Strengthening Financial
Structure - 1.6%                                                           Structure - 1.6%
AMBAC Financial Group                         4,200          211,575        33,500         1,687,563        37,700        1,899,138
Charter One Financial, Inc.                  10,175          213,675        81,190         1,704,990        91,365        1,918,665
North Fork Bancorp                           16,400          293,150       131,000         2,341,625       147,400        2,634,775
                                                         -----------                    ------------                  -------------
                                                             718,400                       5,734,178                      6,452,578
                                                         -----------                    ------------                  -------------

Productivity Enhancements-0.8%                                             Productivity Enhancements-
                                                                           0.8%
Caliper Technolgies                           3,300          266,888        27,000         2,183,625        30,300        2,450,513
Palm, Inc./1/                                 1,800           80,775        14,300           641,713        16,100          722,488
                                                         -----------                    ------------                  -------------
                                                             347,663                       2,825,338                      3,173,001
                                                         -----------                    ------------                  -------------

Special Situations - 3.0%                                                  Special Situations - 3.0%
Bowater, Inc.                                 5,200          277,500        41,700         1,821,750        46,900        2,503,288
Energy East Corp.                            11,500          227,844        91,300         1,808,881       102,800        2,036,725
Northeast Utilities Corp./1/                 37,600          808,400       297,300         6,391,950       334,900        7,200,350
                                                         -----------                    ------------                  -------------
                                                           1,313,794                      10,426,569                     11,740,363
                                                         -----------                    ------------                  -------------

Stores Of Value - 3.8%                                                     Stores Of Value - 4.2%

----------------------------------------------------------------------------------------------------------------------------------
                                          Capital Appreciation          Equity Appreciation Fund           Pro Forma Combined
Description of Securities                       Portfolio

                                          Shares        Value           Shares           Value            Shares      Value
BJ's Wholesale Club /1/                   14,700     $   567,788       117,500       $  4,538,438        132,200    $  5,106,226
Family Dollar Stores, Inc.                22,900         476,607       182,200          3,792,038        205,100       4,268,645
                                                     $ 1,044,395                     $  8,330,476                   $  9,374,871
                                                     -----------                     ------------                   ------------

Telecommunications - 5.8%                                           Telecommunications - 6.5%
Allegiance Telecom, Inc. /1/               7,600         612,750        61,050          4,922,156         68,650       5,534,906
American Tower Corp.-Class A              12,500         617,188       100,400          4,957,250        112,900       5,574,438
Avanex Corp. /1/                           2,300         349,025        18,600          2,822,550         20,900       3,171,575
Clarent Corp. /1/                          7,700         694,444        61,500          5,546,531         69,200       6,240,975
Micromuse, Inc. /1/                        2,800         388,675        22,400          3,109,400         25,200       3,498,075
Netro Corp. /1/                            3,200         208,050        25,400          1,651,397         28,600       1,859,447
Nextlink Communications, Inc. /1/          5,600         692,650        45,200          5,590,675         50,800       6,283,325
SDL, Inc. /1/                              2,800         596,050        22,200          4,725,825         25,000       5,321,875
Voicestream Wireless Corp. /1/             4,000         515,250        31,400          4,044,713         35,400       4,559,963
                                                     -----------                     ------------                   ------------
                                                       4,674,082                       37,370,497                     42,044,579
                                                     -----------                     ------------                   ------------

The Ubiquitous Semiconductor - 6.1                                 The Ubiquitous Semiconductor -
                                                                   6.9
Altera Corp. /1/                           5,700         508,725        45,800         4,087,650          51,500       4,596,375
EMCORE Corp.                               3,300         379,706        26,500         3,049,156          29,800       3,428,862
LSI Logic Corp.                            9,840         714,630        78,830         5,725,029          88,670       6,439,659
Maxim Integrated Products, Inc. /1/       19,700       1,399,931       138,000         9,806,625         157,700      11,206,556
Microchip Technology, Inc. /1/            11,750         772,563        94,050         6,183,788         105,800       6,956,351
National Semiconductor Corp. /1/           8,700         527,438        69,700         4,225,563          78,400       4,753,001
Teradyne, Inc. /1/                        11,800         970,550        94,400         7,764,400         106,200       8,734,950
                                                     -----------                    ------------                    ------------
                                                       5,273,543                      40,842,211                      46,115,754
                                                     -----------                    ------------                    ------------
Total Common Stocks                                                (cost)
(cost $25,259,804)                                    40,844,705   212,055,652       323,259,760                     364,104,465
                                                     -----------                    ------------                    ------------

Short Term Instrument - 8.5%                                         Short Term Instrument -
Mutual Fund                                                          11.6% Mutual Fund
Institutional Cash Management Fund     3,770,096       3,770,096       29,356,947     29,356,947                      33,127,043
                                                     -----------                    ------------                    ------------

Total Investments                                     44,614,801                     352,616,707                     397,231,508
Total Cost                                            29,029,900                     241,412,599                     270,442,499
Net Assets - 100%                                    $44,413,513                    $352,032,069                    $396,445,582
                                                     ===========                    ============                    ============

/1/ Non-Income Producing Security.

PART C - OTHER INFORMATION

Item 15. Indemnification

The response to this Item 15 is incorporated by reference to Item 25 of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on April 29, 1996.


Item 16. Exhibits:

 (1)  Declaration of Trust dated July 21, 1986; (1)
      (i)  Supplement to Declaration of Trust dated October 20, 1986; (1)
      (ii) Second Supplement to Declaration of Trust dated May 16, 1988; (1)
 (2)  By-Laws; (1)
 (3)  Not applicable
 (4)  Form of Agreement and Plan of Reorganization filed herewith.
 (5)  Not Applicable
 (6)  Investment Advisory Agreement dated December 31, 1998; (9)
      (i) Investment Advisory Agreement dated June 4, 1999 between Capital Appreciation Portfolio and Bankers Trust Company; (14)
 (7)  Distribution Agreement dated August 11, 1998; (5)
           (ii)   Appendix A dated December 9, 1998 to Distribution Agreement;
                  (7)
           (iii)  Appendix A dated December 23, 1999 to Distribution Agreement;
                  (12)
 (8)  Bonus or Profit Sharing Contracts - Not applicable;
 (9)  Custodian Agreement dated July 1, 1996; (2)
           (i) Amendment No. 2 to Exhibit A of the Custodian Agreement dated October 8, 1997;(3)
           (ii) Amendment No. 3 to Exhibit A of the Custodian Agreement dated June 10, 1998; (7)
           (iii) Amendment No. 4 to Exhibit A of the Custodian Agreement dated December 9, 1998; (7)
           (iv) Cash Services Addendum to Custodian Agreement dated December 18, 1997; (4)
           (v) Amendment No. 5 to Exhibit A of the Custodian Agreement dated December 23, 1999 ;(12)
(10)  Not Applicable;
(11)  Not Applicable;

(12) Final Opinion of Willkie Farr & Gallagher concerning the tax matters and consequences to shareholders discussed in the prospectus is filed herewith;

(13)  Administration and Services Agreement dated October 28, 1992; (8)
           (i) Exhibit D to the Administration and Services Agreement as of October 28, 1992; (7)
           (ii) Agreement to Provide Shareholder Services for BT PreservationPlus Income Fund as of June 10, 1998; (5)
           (iii) Shareholder Services Plan for BT PreservationPlus Income Fund as of June 10, 1998; (5)
           (iv) Expense Limitation Agreement dated September 30, 1998 on behalf of Intermediate Tax Free Fund, International Equity Fund, Capital Appreciation Fund, Pacific Basin Equity Fund, Latin American Equity Fund, Small Cap Fund, International Small Company Equity Fund and Global Emerging Markets Equity Fund; (6)
           (v) Expense Limitation Agreement dated December 31, 1998 on behalf of Cash Management Fund, Tax Free Money Fund, NY Tax Free Money Fund, Treasury Money Fund and Quantitative Equity Fund;
                  (9)
           (vi) Expense Limitation Agreement dated March 31, 1999, on behalf of BT Investment Lifecycle Long Range Fund, BT Investment Lifecycle Mid Range Fund, and BT Investment Lifecycle Short Range Fund; (10)

           (vii) Expense Limitation Agreement dated August 31, 2000 on behalf of Mid Cap and Small Cap; (15)
           (viii) Amended Expense Limitation Agreement dated December 31, 1998 on behalf of Cash Management Fund, Tax Free Money Fund, NY Tax Free Money Fund, Treasury Money Fund and Quantitative Equity Fund; (12)
           (ix) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised December 23, 1999 Fund; (12)

(14)  Consent of Independent Accountants is filed herewith:

(15) Not Applicable;
(16) Power of attorney is filed herewith.

___________________________________

1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.
9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement as filed with the Commission on January 31, 2000.

15. Incorporated by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement as filed with the Commission on August 31, 2000.

Item 17.  Undertakings.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, BT Investment Funds, on behalf of its series Mid Cap, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 31st day of August 31, 2000.


                                                 BT INVESTMENT FUNDS


                                                 By: /s/ Daniel O. Hirsch
                                                     -----------------------
                                                     Daniel O. Hirsch, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                   Date
----------                               -----                                   ----
By: /s/ DANIEL O. HIRSCH                 Secretary                            August 31, 2000
    ------------------------------       Attorney in Fact
    Daniel O. Hirsch                     For the Persons Listed Below)

/s/ JOHN Y. KEFFER*                      President and
----------------------------------       Chief Executive Officer
John Y. Keffer

/s/ CHARLES A. RIZZO*                    Treasurer (Principal
----------------------------------       Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*                   Trustee
----------------------------------
Charles P. Biggar

/s/ S. LELAND DILL*                      Trustee
----------------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*                    Trustee
----------------------------------
Martin J. Gruber

/s/ RICHARD T. HALE*                     Trustee
----------------------------------
Richard T. Hale

/s/ RICHARD J. HERRING*                  Trustee
----------------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*                    Trustee
----------------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*                Trustee
----------------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*                Trustee
----------------------------------
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 66 of BT Investment Funds as filed with the SEC on December 23, 1999.

                                   SIGNATURES

BT INVESTMENT PORTFOLIOS certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, has duly caused this Post-Effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 31st day of August, 2000.

                                                 BT INVESTMENT PORTFOLIOS

                                                 By: /s/ Daniel O. Hirsch
                                                     ------------------------
                                                     Daniel O. Hirsch, Secretary

This Pre-Effective Amendment on Form N-14AE/A of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to BT INVESTMENT PORTFOLIOS.

NAME                                     TITLE                                   DATE
----                                     -----                                   ----
By: /s/ DANIEL O. HIRSCH                 Secretary                            August 31, 2000
    ------------------------------       Attorney in Fact
    Daniel O. Hirsch                     For the Persons Listed Below)

/s/ JOHN Y. KEFFER*                      President and
----------------------------------       Chief Executive Officer
John Y. Keffer

/s/ CHARLES A. RIZZO*                    Treasurer (Principal
----------------------------------       Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*                   Trustee
----------------------------------
Charles P. Biggar

/s/ S. LELAND DILL*                      Trustee
----------------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*                    Trustee
----------------------------------
Martin J. Gruber

/s/ RICHARD T. HALE*                     Trustee
----------------------------------
Richard T. Hale

/s/ RICHARD J. HERRING*                  Trustee
----------------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*                    Trustee
----------------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*                Trustee
----------------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*                Trustee
----------------------------------
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 66 of BT Investment Funds as filed with the SEC on December 23, 1999.

-------------
The Registrant incorporates by reference Mid Cap's prospectus dated January 31, 2000, and Mid Cap's annual report dated September 30, 1999 filed as exhibits with Form N-14 on May 16, 2000 (accession number 0000950169-00-00519).

                              FORM OF PROXY CARD
                            BT Pyramid Mutual Funds
                              Equity Appreciation
                     One South Street, Baltimore, Maryland
                 PROXY FOR THE SPECIAL MEETING OF STOCKHOLDERS
                  10:30 A.M., Eastern time, on July 27, 2000

The undersigned hereby appoints Daniel O. Hirsch and Amy M. Olmert, and each of them, with full power of substitution, as proxies of the undersigned to vote all shares of stock that the undersigned is entitled in any capacity to vote at the above-stated special meeting, and any and all adjournments or postponements thereof (the "Special Meeting"), on the matters set forth on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of Proposal I. All ABSTAIN votes will be counted only in determining the existence of a quorum at the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO EQUITY APPRECIATION. THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" PROPOSAL I.

The appointed proxies will vote on any other business as may properly come before the Special Meeting or any adjournment thereof.


To vote by Telephone

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the instructions.

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Go to the Website www.proxyvote.com
                      -----------------
3) Enter the 12-digit control number set forth on the Proxy card and follow the instructions.

Please mark boxes in blue or black ink.

I. Approval of Agreement and Plan of Reorganization between Equity Appreciation and Mid Cap, pursuant to which Equity Appreciation would transfer all of its assets to Mid Cap in exchange for Mid Cap's assumption of Equity Appreciation's stated liabilities and the issuance of Institutional Class shares of Mid Cap to be distributed pro rata to Equity Appreciation shareholders.

                         FOR [_]   AGAINST [_]    ABSTAIN [_]

II. To consider and vote upon such other business as may properly come before the Special Meeting and any adjournment or adjournments thererof.

                         FOR [_]   AGAINST [_]    ABSTAIN [_]


-------------------------------------------------------------------------------
PLEASE SIGN AND DATE BELOW AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.




                                  --------------------------------------------
                                  (Title or Authority)



                                  --------------------------------------------
                                  (Signature)



                                  --------------------------------------------
                                  (Signature)

                                  Dated:  [____________________________], 2000
                                  (Joint owners should EACH sign. Please sign
                                  EXACTLY as your name(s) appears on this card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title below.)


------------------------------------------------------------------------------
YOUR VOTE IS IMPORTANT, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.


Receipt of the notice and the Proxy Statement, dated July 3, 2000 (the "Proxy Statement"), is hereby acknowledged.